UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—30.5%
*	Akamai Technologies, Inc.	208,400	$7,354
	Apple, Inc.	92,185	40,804
*	Citrix Systems, Inc.	117,100	8,450
*	Cognizant Technology Solutions Corporation	232,300	17,797
*	eBay, Inc.	405,800	22,003
	Genpact, Ltd.†	1,065,805	19,387
*	Google, Inc.	51,705	41,055
	Mastercard, Inc.	65,000	35,173
	QUALCOMM, Inc.	409,440	27,412
*	RealPage, Inc.	451,361	9,348
*	Red Hat, Inc.	115,906	5,860
*	SolarWinds, Inc.	104,100	6,152

			240,795

	Consumer Discretionary—17.7%
*	Amazon.com, Inc.	74,400	19,827
*	Discovery Communications, Inc.	190,800	15,024
	Harley-Davidson, Inc.	297,699	15,867
*	K12, Inc.	207,742	5,009
*	Pandora Media, Inc.	951,492	13,473
*	Sally Beauty Holdings, Inc.	400,200	11,758
	Tractor Supply Co.	121,500	12,652
*	Vera Bradley, Inc.	313,847	7,416
	VF Corporation	90,091	15,113
	Yum! Brands, Inc.	327,000	23,524

			139,663

	Industrials—17.2%
*	B/E Aerospace, Inc.	165,800	9,996
	Fastenal Co.	322,058	16,538
*	IHS, Inc.	98,622	10,328
*	Jacobs Engineering Group, Inc.	287,500	16,169
	Precision Castparts Corporation	124,300	23,570
*	Stericycle, Inc.	143,200	15,205
	TransDigm Group, Inc.	77,580	11,863
*	Trimas Corporation	271,022	8,800
	Union Pacific Corporation	160,500	22,857

			135,326

	Health Care—13.4%
	Allergan, Inc.	210,600	23,509
*	Gilead Sciences, Inc.	451,270	22,081
*	Haemonetics Corporation	372,500	15,518
*	HMS Holdings Corporation	509,962	13,846
*	IDEXX Laboratories, Inc.	98,618	9,111
*	NxStage Medical, Inc.	632,900	7,139
	Perrigo Co.	124,300	14,758

			105,962

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Staples—8.1%
	Costco Wholesale Corporation	329,500	$34,963
*	Green Mountain Coffee Roasters, Inc.	200,600	11,386
	Mead Johnson Nutrition Co.	221,800	17,179

			63,528

	Financials—4.5%
*	Encore Capital Group, Inc.	316,421	9,524
*	IntercontinentalExchange, Inc.	111,500	18,182
	LPL Financial Holdings, Inc.	246,600	7,951

			35,657

	Energy—4.4%
*	Cameron International Corporation	172,347	11,237
	Schlumberger, Ltd.†	313,300	23,463

			34,700

	Materials—3.8%
	Airgas, Inc.	162,800	16,143
	Ecolab, Inc.	170,120	13,640

			29,783

	Total Common Stocks—99.6% (cost $604,263)		785,414

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $8,454, collateralized by FNMA, 0.350%, due 8/28/2015	$8,453	8,453

	Total Repurchase Agreement—1.1% (cost $8,453)		8,453

	Total Investments—100.7% (cost $612,716)		793,867
	Liabilities, plus cash and other assets—(0.7)%		(5,768)

	Net assets—100.0%		$788,099

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—29.6%
	Apple, Inc.	5,075	$2,246
*	Citrix Systems, Inc.	15,250	1,101
*	Cognizant Technology Solutions Corporation Class “A”	12,110	928
*	eBay, Inc.	11,360	616
*	Google, Inc. Class “A”	2,298	1,825
	Mastercard, Inc. Class “A”	2,135	1,155
	QUALCOMM, Inc.	15,445	1,034
*	Trimble Navigation, Ltd.	13,693	410

			9,315

	Consumer Discretionary—16.5%
*	Amazon.com, Inc.	1,540	410
*	Discovery Communications, Inc. Class “A”	13,160	1,036
*	Dollar General Corporation	15,680	793
	Harley-Davidson, Inc.	12,150	648
*	priceline.com, Inc.	861	592
	Starbucks Corporation	19,250	1,097
	Yum! Brands, Inc.	8,610	620

			5,196

	Industrials—13.3%
	Donaldson Co., Inc.	18,670	676
	Precision Castparts Corporation	7,560	1,433
*	Stericycle, Inc.	8,320	883
	Union Pacific Corporation	8,410	1,198

			4,190

	Financials—10.7%
*	Affiliated Managers Group, Inc.	5,350	822
	Citigroup, Inc.	17,880	791
	JPMorgan Chase & Co.	23,630	1,121
	T Rowe Price Group, Inc.	8,560	641

			3,375

	Health Care—8.2%
	Allergan, Inc.	8,295	926
*	Gilead Sciences, Inc.	22,630	1,107
*	IDEXX Laboratories, Inc.	6,110	565

			2,598

	Consumer Staples—7.4%
	Colgate-Palmolive Co.	6,880	812
*	Green Mountain Coffee Roasters, Inc.	12,870	730
	Mead Johnson Nutrition Co.	10,260	795

			2,337

	Materials—5.5%
	Monsanto Co.	11,270	1,190
	Praxair, Inc.	4,795	535

			1,725

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—5.4%
	Noble Energy, Inc.	4,270	$494
	Schlumberger, Ltd.†	15,930	1,193

			1,687

	Telecommunication Services—2.4%
*	SBA Communications Corporation Class “A”	10,600	763

	Total Common Stocks—99.0% (cost $23,282)		31,186

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $764, collateralized by U.S.Treasury Note, 0.250%, due 9/15/15	$764	764

	Total Repurchase Agreement—2.4% (cost $764)		764

	Total Investments—101.4% (cost $24,046)		31,950
	Liabilities, plus cash and other assets—(1.4)%		(429)

	Net assets—100.0%		$31,521

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—20.3%
	AMETEK, Inc.	156,000	$6,764
*	B/E Aerospace, Inc.	88,400	5,329
*	Clean Harbors, Inc.	188,500	10,950
	Donaldson Co., Inc.	170,316	6,164
	Equifax, Inc.	78,700	4,532
	Fastenal Co.	162,962	8,368
	Graco, Inc.	64,587	3,748
	J.B. Hunt Transport Services, Inc.	131,200	9,772
*	Jacobs Engineering Group, Inc.	151,000	8,492
*	Polypore International, Inc.	121,200	4,870
*	Stericycle, Inc.	115,330	12,246
	TransDigm Group, Inc.	60,750	9,290

			90,525

	Consumer Discretionary—18.3%
*	Bed Bath & Beyond, Inc.	182,160	11,735
*	Chipotle Mexican Grill, Inc.	14,690	4,787
	Dick’s Sporting Goods, Inc.	318,929	15,085
*	Dollar General Corporation	74,000	3,743
*	Fossil, Inc.	52,200	5,043
	Harley-Davidson, Inc.	168,100	8,960
	Harman International Industries, Inc.	95,906	4,280
*	Lululemon Athletica, Inc.	91,100	5,680
*	O’Reilly Automotive, Inc.	125,980	12,919
*	Pandora Media, Inc.	175,100	2,480
*	Select Comfort Corporation	236,478	4,675
	Tractor Supply Co.	21,800	2,270

			81,657

	Information Technology—17.6%
*	Akamai Technologies, Inc.	112,100	3,956
	Amphenol Corporation	177,400	13,243
*	Cavium, Inc.	126,612	4,914
*	Citrix Systems, Inc.	168,400	12,152
*	CoStar Group, Inc.	22,400	2,452
	Genpact, Ltd.†	530,912	9,657
*	Guidewire Software, Inc.	129,100	4,963
*	RealPage, Inc.	189,756	3,930
*	Silicon Laboratories, Inc.	93,580	3,870
*	SolarWinds, Inc.	132,600	7,837
*	Trimble Navigation, Ltd.	194,898	5,839
*	VeriSign, Inc.	125,900	5,952

			78,765

	Financials—11.8%
*	Affiliated Managers Group, Inc.	64,575	9,917
	First Republic Bank	229,300	8,855
	LPL Financial Holdings, Inc.	358,363	11,554
*	Signature Bank	155,700	12,263
	T Rowe Price Group, Inc.	136,900	10,250

			52,839

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Health Care—10.3%
*	Cerner Corporation	39,900	$3,781
*	HealthSouth Corporation	329,524	8,690
*	HMS Holdings Corporation	500,374	13,585
*	IDEXX Laboratories, Inc.	114,972	10,622
*	Mettler-Toledo International, Inc.	11,600	2,473
	Perrigo Co.	59,600	7,076

			46,227

	Consumer Staples—7.1%
*	Green Mountain Coffee Roasters, Inc.	218,346	12,393
	McCormick & Co., Inc.	124,200	9,135
	Mead Johnson Nutrition Co.	134,600	10,425

			31,953

	Energy—5.4%
*	Cameron International Corporation	89,700	5,848
*	Denbury Resources, Inc.	314,070	5,857
	Helmerich & Payne, Inc.	81,000	4,917
	Range Resources Corporation	90,200	7,310

			23,932

	Materials—3.6%
	Airgas, Inc.	86,700	8,597
	Cytec Industries, Inc.	43,200	3,201
	Ecolab, Inc.	56,000	4,490

			16,288

	Telecommunication Services—1.9%
*	SBA Communications Corporation Class “A”	114,800	8,268

	Total Common Stocks—96.3% (cost $370,326)		430,454

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $45,661, collateralized by FNMA, 0.350%, due 8/28/15	$45,660	45,660

	Total Repurchase Agreement—10.2% (cost $45,660)		45,660

	Total Investments—106.5% (cost $415,986)		476,114
	Liabilities, plus cash and other assets—(6.5)%		(29,120)

	Net assets—100.0%		$446,994

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—21.8%
	Allegiant Travel Co.	63,165	$5,608
*	B/E Aerospace, Inc.	190,453	11,482
*	Fortune Brands Home & Security, Inc.	141,400	5,293
	Graco, Inc.	74,700	4,335
	Healthcare Services Group, Inc.	237,632	6,090
*	Huron Consulting Group, Inc.	179,285	7,229
*	ICF International, Inc.	253,725	6,901
	Manpower, Inc.	103,150	5,851
*	Old Dominion Freight Line, Inc.	119,800	4,576
	Robert Half International, Inc.	211,100	7,922
*	Standard Parking Corporation	169,818	3,515
*	Stericycle, Inc.	148,070	15,722
	The Corporate Executive Board Co.	121,435	7,063
	TransDigm Group, Inc.	9,775	1,495
*	Trimas Corporation	205,840	6,684

			99,766

	Health Care—18.8%
*	ABIOMED, Inc.	235,738	4,401
*	Align Technology, Inc.	169,403	5,677
*	BioMarin Pharmaceutical, Inc.	93,300	5,809
*	Brookdale Senior Living, Inc.	117,376	3,272
*	Catamaran Corporation†	112,632	5,973
*	Conceptus, Inc.	154,234	3,725
*	Haemonetics Corporation	119,500	4,978
*	HealthSouth Corporation	221,984	5,854
*	HMS Holdings Corporation	226,261	6,143
*	Hologic, Inc.	340,600	7,698
*	Mettler-Toledo International, Inc.	21,600	4,606
*	Myriad Genetics, Inc.	67,400	1,712
	Perrigo Co.	89,400	10,614
*	Sirona Dental Systems, Inc.	99,583	7,342
*	Team Health Holdings, Inc.	227,011	8,259

			86,063

	Information Technology—17.7%
*	Akamai Technologies, Inc.	120,400	4,249
*	ANSYS, Inc.	48,700	3,965
*	Aruba Networks, Inc.	242,700	6,004
*	CoStar Group, Inc.	46,010	5,036
*	Envestnet, Inc.	172,183	3,015
*	Gartner, Inc.	140,700	7,656
	Genpact, Ltd.†	360,000	6,548
*	Guidewire Software, Inc.	127,500	4,901
	j2 Global, Inc.	97,300	3,815
*	Liquidity Services, Inc.	90,843	2,708
	NIC, Inc.	220,070	4,217
*	RealPage, Inc.	305,960	6,336
*	SolarWinds, Inc.	79,100	4,675
*	Ultimate Software Group, Inc.	33,525	3,492
*	WEX, Inc.	74,000	5,809

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
*	WNS Holdings, Ltd.—ADR	293,865	$4,332
*	Xoom Corporation	184,373	4,211

			80,969

	Consumer Discretionary—14.9%
	Dick’s Sporting Goods, Inc.	244,890	11,583
*	Grand Canyon Education, Inc.	210,900	5,355
*	Jarden Corporation	112,950	4,840
*	K12, Inc.	173,514	4,183
*	LKQ Corporation	232,000	5,048
*	Pandora Media, Inc.	530,802	7,516
	Polaris Industries, Inc.	52,600	4,865
*	Sally Beauty Holdings, Inc.	258,300	7,589
	Texas Roadhouse, Inc.	210,643	4,253
	Tractor Supply Co.	62,400	6,498
*	Under Armour, Inc.	120,820	6,186

			67,916

	Financials—11.6%
*	Affiliated Managers Group, Inc.	73,309	11,258
	CBOE Holdings, Inc.	154,600	5,711
*	First Cash Financial Services, Inc.	64,243	3,748
	First Republic Bank	160,200	6,187
*	FirstService Corporation†	115,641	3,844
	Jones Lang LaSalle, Inc.	80,800	8,032
*	National Financial Partners Corporation	210,124	4,713
*	Portfolio Recovery Associates, Inc.	76,300	9,684

			53,177

	Energy—5.9%
	Core Laboratories N.V.†	39,800	5,489
	Helmerich & Payne, Inc.	89,400	5,426
*	KiOR, Inc.	272,397	1,267
*	Oasis Petroleum, Inc.	123,000	4,683
	Oceaneering International, Inc.	100,300	6,661
*	Oil States International, Inc.	41,000	3,344

			26,870

	Materials—2.5%
	Celanese Corporation	120,400	5,304
	Rockwood Holdings, Inc.	89,400	5,850

			11,154

	Consumer Staples—2.3%
*	Green Mountain Coffee Roasters, Inc.	124,823	7,085
	Nu Skin Enterprises, Inc.	72,300	3,196

			10,281

	Telecommunication Services—2.0%
*	SBA Communications Corporation	125,100	9,010

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—97.5% (cost $355,077)		445,206

Repurchase Agreement
Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $12,453 collateralized by FNMA, 0.350%, due 8/28/15	$12,453	$12,453

Total Repurchase Agreement—2.7% (cost $12,453)		12,453

Total Investments—100.2% (cost $367,530)		457,659
Liabilities, plus cash and other assets—(0.2)%		(694)

Net assets—100.0%		$456,965

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—20.3%
*	Audience, Inc.	448,612	$6,841
*	Bottomline Technologies, Inc.	140,163	3,996
*	Cardtronics, Inc.	197,664	5,428
*	CoStar Group, Inc.	65,100	7,126
*	Envestnet, Inc.	170,806	2,991
*	Exar Corporation	601,271	6,313
*	Inphi Corporation	385,291	4,026
*	Inuvo, Inc.	1,886,947	1,264
*	Liquidity Services, Inc.	161,321	4,809
*	OSI Systems, Inc.	98,510	6,136
*	RealPage, Inc.	230,740	4,779
*	ServiceSource International, Inc.	355,230	2,511
	Syntel, Inc.	65,537	4,425
*	Tangoe, Inc.	503,350	6,237
*	TeleTech Holdings, Inc.	230,970	4,899
*	Ultimate Software Group, Inc.	32,482	3,383
*	ValueClick, Inc.	112,655	3,329
*	WEX, Inc.	51,511	4,044
*	WNS Holdings, Ltd.—ADR	708,658	10,446

			92,983

	Industrials—17.8%
	Acorn Energy, Inc.	441,016	3,242
	Barrett Business Services, Inc.	137,181	7,224
*	CAI International, Inc.	349,183	10,063
*	Clean Harbors, Inc.	96,840	5,625
*	Franklin Covey Co.	614,261	8,925
*	Furmanite Corporation	633,816	4,240
	Healthcare Services Group, Inc.	168,598	4,321
*	Heritage-Crystal Clean, Inc.	224,479	3,390
*	Hudson Technologies, Inc.	192,864	781
*	Huron Consulting Group, Inc.	144,507	5,827
*	ICF International, Inc.	204,054	5,550
*	Old Dominion Freight Line, Inc.	69,710	2,663
*	On Assignment, Inc.	187,805	4,753
*	Trimas Corporation	255,635	8,301
	US Ecology, Inc.	253,359	6,727

			81,632

	Health Care—17.4%
*	ABIOMED, Inc.	254,710	4,755
	Air Methods Corporation	93,046	4,489
*	Conceptus, Inc.	212,378	5,129
*	Cyberonics, Inc.	89,300	4,180
*	ExamWorks Group, Inc.	565,911	9,802
*	Haemonetics Corporation	183,782	7,656
*	HealthSouth Corporation	208,215	5,491
*	HMS Holdings Corporation	191,337	5,195
*	Novadaq Technologies, Inc.†	550,101	5,451
*	NxStage Medical, Inc.	572,202	6,454
*	Quidel Corporation	172,829	4,105

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	Spectranetics Corporation	376,097	$6,969
*	TearLab Corporation	378,556	2,612
*	The Providence Service Corporation	83,013	1,535
	Trinity Biotech plc—ADR	349,224	5,895

			79,718

	Financials—14.2%
*	Cowen Group, Inc.	2,208,767	6,229
*	Encore Capital Group, Inc.	270,262	8,135
*	First Cash Financial Services, Inc.	151,402	8,833
*	FirstService Corporation†	142,538	4,738
	GFI Group, Inc.	1,623,461	5,422
*	ICG Group, Inc.	485,351	6,057
	Jones Lang LaSalle, Inc.	44,224	4,396
	Manning & Napier, Inc.	268,551	4,442
	Marlin Business Services Corporation	212,871	4,937
*	National Financial Partners Corporation	540,802	12,130

			65,319

	Consumer Discretionary—13.2%
	Dorman Products, Inc.	67,991	2,530
*	Gentherm, Inc.	583,904	9,564
*	Jarden Corporation	112,296	4,812
*	K12, Inc.	201,552	4,860
*	Mattress Firm Holding Corporation	147,200	5,084
	MDC Partners, Inc.†	242,602	3,923
*	Pandora Media, Inc.	635,748	9,002
*	SHFL Entertainment, Inc.	317,553	5,262
	Six Flags Entertainment Corporation	127,581	9,247
*	U.S. Auto Parts Network, Inc.	1,985,154	2,382
*	Vera Bradley, Inc.	170,308	4,024

			60,690

	Energy—6.0%
*	Atwood Oceanics, Inc.	92,802	4,876
*	Dril-Quip, Inc.	29,806	2,598
	Gulfmark Offshore, Inc.	77,710	3,027
*	Hornbeck Offshore Services, Inc.	73,359	3,408
*	Oasis Petroleum, Inc.	130,990	4,987
*	Oil States International, Inc.	49,622	4,048
*	PDC Energy, Inc.	94,288	4,674

			27,618

	Materials—2.6%
*	Horsehead Holding Corporation	513,161	5,583
*	Stillwater Mining Co.	495,856	6,412

			11,995

	Consumer Staples—1.8%
	Nu Skin Enterprises, Inc.	181,843	8,037

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—93.3% (cost $345,634)		$427,992

Exchange-Traded Fund
iShares Russell 2000 Growth Index Fund	99,993	10,774

Total Exchange-Traded Fund—2.4% (cost $9,561)		10,774

Repurchase Agreement
Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $21,825, collateralized by U.S. Treasury Note, 0.250%, due 9/15/15	$21,825	21,825

Total Repurchase Agreement—4.8% (cost $21,825)		21,825

Total Investments—100.5% (cost $377,020)		460,591
Liabilities, plus cash and other assets—(0.5)%		(2,083)

Net assets—100.0%		$458,508

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

If the Fund’s portfolio holdings represent ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the Investment Company Act of 1940. The Small Cap Growth Fund had the following transactions during the period ended March 31,2013 with companies deemed affiliated during the period or at March 31,2013.

		Share Activity				Period Ended March 31, 2013
						(in thousands)
	Security Name	Balance 12/31/2012	Purchases	Sales	Balance 3/31/2013	Value	Dividends Included in Income
p	Inuvo, Inc.	1,886,947	—	—	1,886,947	1,264	—
p	U.S. Auto Parts Network, Inc.	1,091,812	893,342	—	1,985,154	2,382	—

						$3,646	—

p	Affiliated company at March 31, 2013.

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—25.2%
*	American International Group, Inc.	881	$34
	American Tower Corporation	532	41
	Bank of America Corporation	4,318	53
*	CBRE Group, Inc.	1,042	26
	Citigroup, Inc.	1,642	73
	CNA Financial Corporation	653	21
	Discover Financial Services	840	38
	JPMorgan Chase & Co.	1,806	86
	Lazard, Ltd.†	1,275	44
	Lincoln National Corporation	1,140	37
	Morgan Stanley	1,693	37
	Regions Financial Corporation	3,687	30
	State Street Corporation	644	38
	SunTrust Banks, Inc.	1,254	36
	The Allstate Corporation	783	38
	The Goldman Sachs Group, Inc.	212	31
	Wells Fargo & Co.	1,771	66
	Zions Bancorporation	1,457	36

			765

	Energy—14.3%
	Anadarko Petroleum Corporation	530	46
	Baker Hughes, Inc.	725	34
	Chevron Corporation	558	66
	Devon Energy Corporation	834	47
	Exxon Mobil Corporation	1,174	106
	Hess Corporation	553	40
	Occidental Petroleum Corporation	653	51
	Schlumberger, Ltd.†	288	21
*	Southwestern Energy Co.	608	23

			434

	Health Care—11.2%
	Amgen, Inc.	219	23
	Baxter International, Inc.	474	34
	Cardinal Health, Inc.	824	34
*	Express Scripts Holding Co.	614	35
	Merck & Co., Inc.	1,238	55
	Pfizer, Inc.	2,886	83
	UnitedHealth Group, Inc.	657	38
	Zimmer Holdings, Inc.	518	39

			341

	Information Technology—9.7%
*	Adobe Systems, Inc.	922	40
*	BMC Software, Inc.	626	29
	Broadcom Corporation	686	24
	Corning, Inc.	2,146	29
	Hewlett-Packard Co.	2,118	50
	Intel Corporation	1,036	23
	Microsoft Corporation	705	20

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
*	NetApp, Inc.	747	$26
*	Symantec Corporation	1,302	32
*	VeriFone Systems, Inc.	1,023	21

			294

	Industrials—9.0%
	General Electric Co.	3,496	81
	Honeywell International, Inc.	190	14
	Kansas City Southern	390	43
	SPX Corporation	366	29
	Textron, Inc.	1,765	53
	The Boeing Co.	369	32
	Union Pacific Corporation	142	20

			272

	Consumer Discretionary—8.6%
*	Big Lots, Inc.	973	34
	Brunswick Corporation	757	26
	Coach, Inc.	363	18
*	General Motors Co.	1,321	37
	Kohl’s Corporation	548	25
	Lear Corporation	656	36
*	MGM Resorts International	1,638	22
	The Walt Disney Co.	526	30
	Time Warner Cable, Inc.	338	32

			260

	Consumer Staples—7.0%
	General Mills, Inc.	880	43
	Kimberly-Clark Corporation	219	21
	Philip Morris International, Inc.	470	44
	The Procter & Gamble Co.	749	58
	Walgreen Co.	987	47

			213

	Utilities—4.7%
	CMS Energy Corporation	1,602	45
	NextEra Energy, Inc.	642	50
	Wisconsin Energy Corporation	1,120	48

			143

	Materials—4.5%
	Alcoa, Inc.	2,292	20
	Cliffs Natural Resources, Inc.	363	7
	Freeport-McMoRan Copper & Gold, Inc.	1,095	36
*	Owens-Illinois, Inc.	1,288	34
	Rockwood Holdings, Inc.	587	38

			135

	Telecommunication Services—3.1%
	AT&T, Inc.	1,531	56

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Telecommunication Services—(continued)
CenturyLink, Inc.	1,095	$39

		95

Total Common Stocks—97.3% (cost $2,564)		2,952

Repurchase Agreement
Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $209, collateralized by U.S.Treasury Note, 0.250%, due 09/15/15	$209	209

Total Repurchase Agreement—6.9% (cost $209)		209

Total Investments—104.2% (cost $2,773)		3,161
Liabilities, plus cash and other assets—(4.2)%		(127)

Net assets—100.0%		$3,034

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—29.2%
	Allied World Assurance Co. Holdings, Ltd.†	535	$50
	American Campus Communities, Inc.	1,135	51
	Ameriprise Financial, Inc.	1,465	108
*	CIT Group, Inc.	1,040	45
	Comerica, Inc.	1,410	51
	DDR Corporation	2,605	45
	Digital Realty Trust, Inc.	565	38
	East West Bancorp, Inc.	1,890	49
	Essex Property Trust, Inc.	245	37
	Fifth Third Bancorp	3,310	54
	First Horizon National Corporation	4,315	46
*	Forest City Enterprises, Inc.	2,745	49
*	Genworth Financial, Inc.	4,418	44
	Host Hotels & Resorts, Inc.	3,095	54
	Marsh & McLennan Cos., Inc.	1,825	69
	National Retail Properties, Inc.	995	36
	People’s United Financial, Inc.	3,280	44
	SL Green Realty Corporation	745	64
	SunTrust Banks, Inc.	2,270	65
	Taubman Centers, Inc.	500	39
	The Hanover Insurance Group, Inc.	1,195	59
	The Hartford Financial Services Group, Inc.	2,925	76
	Validus Holdings, Ltd.†	1,695	63
	Ventas, Inc.	1,020	75
	Zions Bancorporation	1,260	32

			1,343

	Industrials—12.8%
	Dover Corporation	1,025	75
	Eaton Corporation plc†	1,490	91
	Hubbell, Inc.	595	58
	Joy Global, Inc.	1,000	59
	Pall Corporation	940	64
	Parker Hannifin Corporation	650	59
	Pentair, Ltd.†	1,395	74
	Rockwell Collins, Inc.	850	54
	Towers Watson & Co. Class “A”	795	55

			589

	Information Technology—10.6%
*	Atmel Corporation	6,615	46
	Genpact, Ltd.†	2,595	47
*	Ingram Micro, Inc.	2,790	55
*	Juniper Networks, Inc.	2,500	46
	Linear Technology Corporation	1,325	51
*	ON Semiconductor Corporation	4,635	39
*	PTC, Inc.	2,030	52
	TE Connectivity, Ltd.†	1,890	79
	Xerox Corporation	8,640	74

			489

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Utilities—9.9%
	American Water Works Co., Inc.	1,230	$51
	DTE Energy Co.	900	62
	Northeast Utilities	1,510	66
	NV Energy, Inc.	2,815	56
	Pinnacle West Capital Corporation	935	54
	Sempra Energy	735	59
	Wisconsin Energy Corporation	1,055	45
	Xcel Energy, Inc.	2,170	64

			457

	Consumer Discretionary—9.2%
	Autoliv, Inc.	525	36
*	Bed Bath & Beyond, Inc.	670	43
	DISH Network Corporation	1,370	52
	H&R Block, Inc.	2,415	71
	Kohl’s Corporation	1,310	60
	Macy’s, Inc.	1,095	46
	Newell Rubbermaid, Inc.	2,605	68
	VF Corporation	265	45

			421

	Energy—8.6%
	Noble Energy, Inc.	415	48
*	Oasis Petroleum, Inc.	1,225	47
	Pioneer Natural Resources Co.	510	63
*	Rowan Cos. plc†	1,575	56
*	Superior Energy Services, Inc.	1,745	45
	Valero Energy Corporation	1,475	67
*	Whiting Petroleum Corporation	1,395	71

			397

	Health Care—7.0%
*	CareFusion Corporation	1,880	66
	CIGNA Corporation	1,365	85
*	Laboratory Corporation of America Holdings	515	47
*	Mettler-Toledo International, Inc.	282	60
	Zimmer Holdings, Inc.	865	65

			323

	Consumer Staples—4.9%
	ConAgra Foods, Inc.	2,385	86
	Ingredion, Inc.	1,015	73
	The Kroger Co.	1,965	65

			224

	Materials—4.7%
	Airgas, Inc.	640	63
	Carpenter Technology Corporation	855	42
	FMC Corporation	1,010	58

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—(continued)
	Steel Dynamics, Inc.	3,350	$53

			216

	Telecommunication Services—0.6%
*	tw telecom, Inc.	1,110	28

	Total Common Stocks—97.5% (cost $3,630)		4,487

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $107, collateralized by U.S. Treasury Note, 0.250%, due 9/15/15	$107	107

	Total Repurchase Agreement—2.3% (cost $107)		107

	Total Investments—99.8% (cost $3,736)		4,594
	Cash and other assets, less liabilities—0.2%		10

	Net assets—100.0%		$4,604

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—27.7%
	Allied World Assurance Co. Holdings, Ltd.†	230	$21
	American Assets Trust, Inc.	645	21
	American Campus Communities, Inc.	535	24
	Bank of the Ozarks, Inc.	605	27
	Banner Corporation	660	21
*	CIT Group, Inc.	375	16
	CNO Financial Group, Inc.	1,420	16
	Comerica, Inc.	825	30
	DDR Corporation	1,535	27
	East West Bancorp, Inc.	760	19
	EastGroup Properties, Inc.	475	28
	Essex Property Trust, Inc.	135	20
	First Horizon National Corporation	2,525	27
*	Forest City Enterprises, Inc.	1,320	23
*	Genworth Financial, Inc.	2,933	29
	Highwoods Properties, Inc.	475	19
*	National Financial Partners Corporation	1,210	27
	National Retail Properties, Inc.	555	20
	Old National Bancorp	1,405	19
	PacWest Bancorp	919	27
	Pebblebrook Hotel Trust	1,128	29
	People’s United Financial, Inc.	1,910	26
	ProAssurance Corporation	519	25
	Prosperity Bancshares, Inc.	520	25
	SL Green Realty Corporation	360	31
	Susquehanna Bancshares, Inc.	1,950	24
	Taubman Centers, Inc.	215	17
	The Hanover Insurance Group, Inc.	505	25
	The Hartford Financial Services Group, Inc.	1,230	32
	Validus Holdings, Ltd.†	850	32
*	Western Alliance Bancorp	1,310	18
	Zions Bancorporation	1,095	27

			772

	Industrials—15.8%
	Actuant Corporation	872	27
	Belden, Inc.	615	32
	Cubic Corporation	380	16
	EMCOR Group, Inc.	890	38
	ESCO Technologies, Inc.	775	32
*	FTI Consulting, Inc.	675	25
	G&K Services, Inc.	730	33
	Hubbell, Inc.	210	20
	Interface, Inc.	1,205	23
	Joy Global, Inc.	405	24
*	Moog, Inc.	670	31
	Pall Corporation	465	32
	Pentair, Ltd.†	700	37
	TAL International Group, Inc.	355	16
*	Tetra Tech, Inc.	919	28

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
	Towers Watson & Co. Class “A”	410	$28

			442

	Consumer Discretionary—14.4%
	Autoliv, Inc.	370	26
*	Big Lots, Inc.	515	18
	Dana Holding Corporation	790	14
*	Genesco, Inc.	250	15
	H&R Block, Inc.	1,145	34
*	Krispy Kreme Doughnuts, Inc.	2,945	43
*	Life Time Fitness, Inc.	375	16
	Meredith Corporation	580	22
	Newell Rubbermaid, Inc.	1,090	28
	Pier 1 Imports, Inc.	1,200	28
*	Pinnacle Entertainment, Inc.	1,805	26
	Regis Corporation	1,260	23
*	Tempur-Pedic International, Inc.	545	27
*	The Children’s Place Retail Stores, Inc.	325	15
	The Men’s Wearhouse, Inc.	760	25
*	The PEP Boys-Manny, Moe & Jack	1,525	18
	Vail Resorts, Inc.	375	23

			401

	Information Technology—10.1%
*	Acxiom Corporation	1,515	31
	ADTRAN, Inc.	1,118	22
*	Atmel Corporation	2,960	21
*	Cadence Design Systems, Inc.	1,385	19
	Earthlink, Inc.	3,745	20
	Genpact, Ltd.†	1,495	27
*	Ingram Micro, Inc. Class “A”	1,205	24
*	Integrated Device Technology, Inc.	4,530	34
	j2 Global, Inc.	575	23
	Monolithic Power Systems, Inc.	538	13
*	ON Semiconductor Corporation	2,675	22
*	PTC, Inc.	1,020	26

			282

	Utilities—7.9%
	ALLETE, Inc.	525	26
	American Water Works Co., Inc.	700	29
	Cleco Corporation	545	25
	NV Energy, Inc.	1,530	31
	Pinnacle West Capital Corporation	505	29
	PNM Resources, Inc.	1,065	25
	Southwest Gas Corporation	565	27
	WGL Holdings, Inc.	650	29

			221

	Energy—6.7%
*	Bonanza Creek Energy, Inc.	470	18

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Energy—(continued)
	Gulfmark Offshore, Inc.	540	$21
*	Gulfport Energy Corporation	467	21
*	Helix Energy Solutions Group, Inc.	940	22
	Lufkin Industries, Inc.	325	22
*	Oasis Petroleum, Inc.	435	17
*	Rowan Cos. plc†	715	25
*	TETRA Technologies, Inc.	2,085	21
*	Whiting Petroleum Corporation	415	21

			188

	Materials—6.7%
	Airgas, Inc.	250	25
	Carpenter Technology Corporation	270	13
	FMC Corporation	410	23
	Minerals Technologies, Inc.	530	22
	PolyOne Corporation	1,220	30
*	RTI International Metals, Inc.	705	22
	Sensient Technologies Corporation	425	17
	Silgan Holdings, Inc.	304	14
	Steel Dynamics, Inc.	1,255	20

			186

	Health Care—5.7%
*	CareFusion Corporation	850	30
	CONMED Corporation	425	15
*	Greatbatch, Inc.	540	16
*	HealthSouth Corporation	885	23
*	Magellan Health Services, Inc.	295	14
*	Mednax, Inc.	370	33
*	Mettler-Toledo International, Inc.	130	28

			159

	Consumer Staples—2.9%
	Ingredion, Inc.	545	39
	J&J Snack Foods Corporation	260	20
	Spartan Stores, Inc.	1,165	21

			80

	Telecommunication Services—0.6%
*	tw telecom, Inc.	655	17

	Total Common Stocks—98.5% (cost $2,223)		2,748

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
State Street Bank and Trust Company, 0.100% dated 3/28/13, due 4/1/13, repurchase price $57, collateralized by FNMA, 2.170% due 11/07/2022	$57	$57

Total Repurchase Agreement—2.1% (cost $57)		57

Total Investments—100.6% (cost $2,280)		2,805
Liabilities, plus cash and other assets—(0.6)%		(16)

Net assets—100.0%		$2,789

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—29.7%
	Acadia Realty Trust	111,295	$3,091
	American Assets Trust, Inc.	89,810	2,875
	Bank of the Ozarks, Inc.	85,940	3,811
	Banner Corporation	101,295	3,224
	Berkshire Hills Bancorp, Inc.	123,350	3,150
	Boston Private Financial Holdings, Inc.	297,670	2,941
	CNO Financial Group, Inc.	250,940	2,873
	CoBiz Financial, Inc.	300,800	2,431
	Coresite Realty Corporation	44,700	1,564
*	Eagle Bancorp, Inc.	146,367	3,204
	East West Bancorp, Inc.	126,925	3,258
	EastGroup Properties, Inc.	61,825	3,598
	Education Realty Trust, Inc.	287,915	3,032
	First Horizon National Corporation	264,635	2,826
*	Forest City Enterprises, Inc.	148,690	2,642
	FXCM, Inc.	122,805	1,680
	Highwoods Properties, Inc.	57,275	2,266
*	National Financial Partners Corporation	154,020	3,455
	National Retail Properties, Inc.	57,805	2,091
	Old National Bancorp	182,746	2,513
	PacWest Bancorp	131,308	3,822
	Pebblebrook Hotel Trust	176,744	4,558
	ProAssurance Corporation	60,250	2,852
	Prosperity Bancshares, Inc.	65,920	3,124
*	Safeguard Scientifics, Inc.	222,336	3,513
	Selective Insurance Group, Inc.	86,187	2,069
	Susquehanna Bancshares, Inc.	262,035	3,257
	The Hanover Insurance Group, Inc.	72,735	3,614
*	Western Alliance Bancorp	238,515	3,301

			86,635

	Industrials—14.4%
	Actuant Corporation	90,533	2,772
	Belden, Inc.	69,755	3,603
	Cubic Corporation	52,525	2,244
	EMCOR Group, Inc.	113,966	4,831
	ESCO Technologies, Inc.	96,647	3,949
*	FTI Consulting, Inc.	90,653	3,414
	G&K Services, Inc.	87,138	3,966
	Interface, Inc.	147,620	2,837
*	Kadant, Inc.	97,924	2,448
*	Moog, Inc.	96,559	4,425
*	Northwest Pipe Co.	92,950	2,601
	TAL International Group, Inc.	44,315	2,008
*	Tetra Tech, Inc.	96,587	2,945

			42,043

	Consumer Discretionary—14.3%
*	Big Lots, Inc.	64,210	2,265
	Core-Mark Holding Co., Inc.	42,730	2,192
	Dana Holding Corporation	82,370	1,469

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
*	Genesco, Inc.	33,750	$2,028
*	Krispy Kreme Doughnuts, Inc.	359,025	5,184
*	Life Time Fitness, Inc.	49,065	2,099
	Meredith Corporation	71,105	2,720
	Pier 1 Imports, Inc.	162,250	3,732
*	Pinnacle Entertainment, Inc.	254,985	3,728
	Regis Corporation	164,530	2,993
*	Tempur-Pedic International, Inc.	63,265	3,140
*	The Children’s Place Retail Stores, Inc.	45,970	2,060
	The Men’s Wearhouse, Inc.	89,365	2,987
*	The PEP Boys-Manny, Moe & Jack	196,990	2,323
	Vail Resorts, Inc.	42,385	2,641

			41,561

	Information Technology—12.3%
*	Acxiom Corporation	157,655	3,216
	ADTRAN, Inc.	146,585	2,880
*	Atmel Corporation	316,330	2,202
*	Cadence Design Systems, Inc.	213,645	2,976
	Earthlink, Inc.	494,895	2,682
	Genpact, Ltd.†	163,630	2,977
*	Inphi Corporation	149,565	1,563
*	Integrated Device Technology, Inc.	532,027	3,974
*	IntraLinks Holdings, Inc.	196,540	1,250
	j2 Global, Inc.	79,985	3,136
	Monolithic Power Systems, Inc.	56,084	1,367
*	ON Semiconductor Corporation	375,060	3,106
*	PTC, Inc.	117,435	2,993
*	Ultra Clean Holdings	245,957	1,599

			35,921

	Energy—6.8%
*	Bonanza Creek Energy, Inc.	60,875	2,354
	Gulfmark Offshore, Inc.	67,864	2,644
*	Gulfport Energy Corporation	78,895	3,616
*	Helix Energy Solutions Group, Inc.	151,110	3,457
	Lufkin Industries, Inc.	34,129	2,266
*	Oasis Petroleum, Inc.	57,695	2,197
*	TETRA Technologies, Inc.	332,205	3,408

			19,942

	Utilities—6.4%
	ALLETE, Inc.	63,720	3,124
	Chesapeake Utilities Corporation	44,745	2,195
	Cleco Corporation	72,495	3,409
	PNM Resources, Inc.	137,110	3,193
	Southwest Gas Corporation	68,365	3,245
	WGL Holdings, Inc.	77,775	3,430

			18,596

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—6.1%
	Minerals Technologies, Inc.	89,875	$3,731
	PolyOne Corporation	200,000	4,882
*	RTI International Metals, Inc.	99,765	3,161
	Sensient Technologies Corporation	81,140	3,172
	Silgan Holdings, Inc.	62,845	2,969

			17,915

	Health Care—4.9%
	CONMED Corporation	88,915	3,028
*	Greatbatch, Inc.	102,550	3,063
*	HealthSouth Corporation	103,365	2,726
*	Magellan Health Services, Inc.	41,720	1,985
*	Mednax, Inc.	39,463	3,537

			14,339

	Consumer Staples—2.2%
	J&J Snack Foods Corporation	43,307	3,330
	Spartan Stores, Inc.	166,964	2,930

			6,260

	Telecommunication Services—0.6%
*	tw telecom, Inc.	68,560	1,727

	Total Common Stocks—97.7% (cost $228,034)		284,939

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $5,161, collateralized by U.S. Treasury Note, 0.250%, due 9/15/2015	$5,161	5,161

	Total Repurchase Agreement—1.8% (cost $5,161)		5,161

	Total Investments—99.5% (cost $233,195)		290,100
	Cash and other assets, less liabilities—0.5%		1,514

	Net assets—100.0%		$291,614

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—44.1%
	Canada—3.0%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	37,587	$1,372
	The Toronto-Dominion Bank (Commercial banks)	17,141	1,427

			2,799

	United States—41.1%
*	Affiliated Managers Group, Inc. (Capital markets)	8,530	1,310
	American Express Co. (Consumer finance)	27,738	1,871
*	Citrix Systems, Inc. (Software)	12,848	927
	Colgate-Palmolive Co. (Household products)	8,575	1,012
	Costco Wholesale Corporation (Food & staples retailing)	13,426	1,425
	Covidien plc (Health care equipment & supplies)†	24,021	1,630
*	Discovery Communications, Inc. Class “A” (Media)	22,571	1,777
*	Express Scripts Holding Co. (Health care providers & services)	26,079	1,503
	Exxon Mobil Corporation (Oil, gas & consumable fuels)	19,056	1,717
*	Fortune Brands Home & Security, Inc. (Building products)	43,698	1,636
	Harley-Davidson, Inc. (Automobiles)	29,742	1,585
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	4,765	440
	Invesco, Ltd. (Capital markets)†	41,438	1,200
*	Jacobs Engineering Group, Inc. (Construction & engineering)	11,884	668
	Jones Lang LaSalle, Inc. (Real estate management & development)	14,052	1,397
	JPMorgan Chase & Co. (Diversified financial services)	45,800	2,174
	Marriott International, Inc. Class “A” (Hotels, restaurants & leisure)	34,774	1,469
	Mastercard, Inc. Class “A” (IT services)	3,355	1,816
*	O’Reilly Automotive, Inc. (Specialty retail)	10,797	1,107
*	priceline.com, Inc. (Internet & catalog retail)	2,138	1,471
	QUALCOMM, Inc. (Communications equipment)	24,154	1,617
	Schlumberger, Ltd. (Energy equipment & services)†	27,928	2,092
*	SolarWinds, Inc. (Software)	13,371	790
	Starbucks Corporation (Hotels, restaurants & leisure)	16,692	951
	The Walt Disney Co. (Media)	30,660	1,741
	Union Pacific Corporation (Road & rail)	13,350	1,901
	Williams-Sonoma, Inc. (Specialty retail)	30,481	1,570

			38,797

	Europe, Mid-East—19.2%
	Denmark—1.7%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	9,825	1,596

	France—4.6%
	BNP Paribas S.A. (Commercial banks)	32,503	1,668
	Christian Dior S.A. (Textiles, apparel & luxury goods)	9,168	1,521
	Technip S.A. (Energy equipment & services)	10,939	1,122

			4,311

	Germany—3.6%
	Bayerische Motoren Werke AG (Automobiles)	17,127	1,478
	MTU Aero Engines Holding AG (Aerospace & defense)	5,727	543

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—19.2%—(continued)
	Germany—3.6%—(continued)
	SAP AG (Software)	17,440	$1,397

			3,418

	Ireland—0.5%
	Paddy Power plc (Hotels, restaurants & leisure)	5,710	515

	Israel—1.1%
*	Check Point Software Technologies, Ltd. (Software)†	21,267	1,000

	Sweden—1.6%
	Atlas Copco AB Class “A” (Machinery)	53,620	1,522

	Switzerland—6.1%
	Nestle S.A. (Food products)	13,720	992
	Partners Group Holding AG (Capital markets)	5,385	1,329
	Roche Holding AG (Pharmaceuticals)	8,692	2,025
	Syngenta AG (Chemicals)	3,302	1,377

			5,723

	United Kingdom—13.6%
	AMEC plc (Energy equipment & services)	53,119	852
	ARM Holdings plc (Semiconductors & semiconductor equipment)	65,827	921
	Ashmore Group plc (Capital markets)	116,411	619
	Babcock International Group plc (Commercial services & supplies)	36,165	598
	BHP Billiton plc (Metals & mining)	57,171	1,664
	Compass Group plc (Hotels, restaurants & leisure)	131,785	1,683
	Diageo plc (Beverages)	31,840	1,004
	easyJet plc (Airlines)	72,654	1,192
	Experian plc (Professional services)	85,828	1,487
	Hargreaves Lansdown plc (Capital markets)	40,103	529
*	Rolls-Royce Holdings plc (Aerospace & defense)	83,445	1,433
	The Weir Group plc (Machinery)	25,280	869

			12,851

	Emerging Asia—11.1%
	China—3.0%
	China Mobile, Ltd. (Wireless telecommunication services)	108,000	1,144
	Industrial and Commercial Bank of China, Ltd. Class “H” (Commercial banks)	2,455,000	1,720

			2,864

	India—1.2%
	Tata Motors, Ltd. (Automobiles)	229,768	1,138

	Indonesia—1.4%
	PT Bank Rakyat Indonesia Persero Tbk (Commercial banks)	1,500,500	1,351

	South Korea—3.7%
	Hyundai Motor Co. (Automobiles)	6,477	1,301

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Asia—11.1%—(continued)
	South Korea—3.7%—(continued)
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	1,571	$2,133

			3,434

	Taiwan—1.8%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	98,791	1,698

	Japan—5.2%
	Daikin Industries, Ltd. (Building products)	23,900	936
	Makita Corporation (Machinery)	25,300	1,121
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	44,700	1,823
	Yahoo! Japan Corporation (Internet software & services)	2,194	1,008

			4,888

	Emerging Europe, Mid-East, Africa—2.2%
	South Africa—0.9%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	9,847	205
	Bidvest Group, Ltd. (Industrial conglomerates)	23,802	627

			832

	Turkey—1.3%
	Turkiye Halk Bankasi A.S. (Commercial banks)	119,255	1,275

	Asia—1.7%
	Hong Kong—1.7%
	AIA Group, Ltd. (Insurance)	356,000	1,559

	Emerging Latin America—0.7%
	Brazil—0.7%
	BR Malls Participacoes S.A. (Real estate management & development)	52,000	647

	Total Common Stocks—97.8% (cost $83,055)		92,218

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $2,035, collateralized by FNMA, 2.230%, due 12/6/22	$2,035	2,035

	Total Repurchase Agreement—2.1% (cost $2,035)		2,035

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Total Investments—99.9% (cost $85,090)	94,253
Cash and other assets, less liabilities—0.1%	51

Net assets—100.0%	$94,304

ADR = American Depository Receipt

† = U.S. listed foreign security

*	Non-income producing securities

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

At March 31, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	23.8%
Consumer Discretionary	20.9%
Information Technology	15.9%
Industrials	15.8%
Health Care	8.0%
Energy	6.3%
Consumer Staples	4.8%
Materials	3.3%
Telecommunication Services	1.2%

Total	100.0%

At March 31, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	46.5%
British Pound Sterling	13.9%
Euro	8.9%
Swiss Franc	6.2%
Japanese Yen	5.3%
Hong Kong Dollar	4.8%
South Korean Won	3.7%
Danish Krone	1.7%
Swedish Krona	1.7%
Canadian Dollar	1.6%
Indonesian Rupiah	1.5%
Turkish Lira	1.4%
Indian Rupee	1.2%
All Other Currencies	1.6%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—29.2%
	Austria—0.9%
	AMS AG (Semiconductors & semiconductor equipment)	32,836	$3,704
	Andritz AG (Machinery)	444,625	29,831

			33,535

	Belgium—0.5%
	Colruyt S.A. (Food & staples retailing)	290,449	14,046
*	ThromboGenics N.V. (Biotechnology)	99,743	4,806

			18,852

	Denmark—0.5%
	GN Store Nord A/S (Health care equipment & supplies)	688,070	12,244
	SimCorp A/S (Software)	27,340	7,333

			19,577

	Finland—0.5%
	Kone Oyj (Machinery)	232,336	18,271

	France—6.1%
	Arkema S.A. (Chemicals)	340,246	30,953
	BNP Paribas S.A. (Commercial banks)	1,393,538	71,524
	Christian Dior S.A. (Textiles, apparel & luxury goods)	139,285	23,103
	Cie de St-Gobain (Building products)	273,579	10,142
	Hermes International (Textiles, apparel & luxury goods)	43,320	15,040
	Publicis Groupe S.A. (Media)	224,616	15,061
	Societe BIC S.A. (Commercial services & supplies)	94,164	10,935
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	201,025	46,821
	Vivendi S.A. (Diversified telecommunication services)	347,419	7,177
	Zodiac Aerospace (Aerospace & defense)	88,140	10,270

			241,026

	Germany—5.9%
	BASF SE (Chemicals)	420,337	36,812
	Bayer AG (Pharmaceuticals)	503,678	51,955
	Bayerische Motoren Werke AG (Automobiles)	551,163	47,555
	Bertrandt AG (Professional services)	45,156	5,267
	Brenntag AG (Trading companies & distributors)	105,977	16,546
	Deutsche Wohnen AG (Real estate management & development)	776,550	14,115
	Fresenius SE & Co. KGaA (Health care providers & services)	182,169	22,485
	Gerry Weber International AG (Textiles, apparel & luxury goods)	190,053	8,295
	MTU Aero Engines Holding AG (Aerospace & defense)	203,543	19,295
	Wincor Nixdorf AG (Computers & peripherals)	162,392	8,066

			230,391

	Ireland—0.1%
	Ryanair Holdings plc—ADR (Airlines)	125,686	5,251

	Italy—0.6%
	Azimut Holding SpA (Capital markets)	667,642	10,800

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—29.2%—(continued)
	Italy—0.6%—(continued)
	Tod’s SpA (Textiles, apparel & luxury goods)	98,438	$14,095

			24,895

	Netherlands—1.6%
	Unilever N.V. (Food products)	1,573,083	64,436

	Norway—3.7%
	Fred Olsen Energy ASA (Energy equipment & services)	150,866	6,458
	Statoil ASA (Oil, gas & consumable fuels)	3,253,802	78,661
	Telenor ASA (Diversified telecommunication services)	2,034,518	44,482
	TGS Nopec Geophysical Co. ASA (Energy equipment & services)	401,561	15,125

			144,726

	Spain—0.2%
	Viscofan S.A. (Food products)	142,213	7,457

	Sweden—1.4%
	Atlas Copco AB Class “A” (Machinery)	1,454,149	41,282
	Getinge AB (Health care equipment & supplies)	149,798	4,575
	Hexpol AB (Chemicals)	165,901	9,521

			55,378

	Switzerland—7.2%
	Burckhardt Compression Holding AG (Machinery)	9,859	3,689
*	Credit Suisse Group AG (Capital markets)	992,994	26,057
*	Geberit AG (Building products)	109,554	26,970
	Glencore International plc (Metals & mining)	14,181,492	76,733
	Partners Group Holding AG (Capital markets)	87,548	21,608
	Roche Holding AG (Pharmaceuticals)	316,608	73,707
	SGS S.A. (Professional services)	9,852	24,160
	Syngenta AG (Chemicals)	71,506	29,829

			282,753

	United Kingdom—19.2%
	Abcam plc (Biotechnology)	1,032,007	7,017
	Aberdeen Asset Management plc (Capital markets)	2,499,407	16,300
	Amlin plc (Insurance)	2,410,896	15,514
	ARM Holdings plc (Semiconductors & semiconductor equipment)	549,221	7,686
	Ashmore Group plc (Capital markets)	2,735,610	14,548
	Babcock International Group plc (Commercial services & supplies)	1,915,640	31,669
	Big Yellow Group plc (Real estate investment trusts (REITs))	959,247	5,174
	Bunzl plc (Trading companies & distributors)	720,418	14,176
	Compass Group plc (Hotels, restaurants & leisure)	2,237,892	28,580
	Derwent London plc (Real estate investment trusts (REITs))	250,666	8,196
	Diageo plc (Beverages)	2,270,181	71,576
	Dunelm Group plc (Specialty retail)	1,032,488	13,107
	easyJet plc (Airlines)	711,552	11,677
	Elementis plc (Chemicals)	2,209,133	8,751
	Experian plc (Professional services)	1,125,708	19,499
	Halma plc (Electronic equipment, instruments & components)	1,365,998	10,751

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—19.2%—(continued)
	Hargreaves Lansdown plc (Capital markets)	478,172	$6,306
	Hiscox, Ltd. (Insurance)	1,253,180	10,473
	IG Group Holdings plc (Diversified financial services)	1,280,360	10,389
	IMI plc (Machinery)	690,707	13,591
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	1,673,102	51,022
	ITV plc (Media)	19,220,646	37,791
	John Wood Group plc (Energy equipment & services)	1,635,209	21,529
	Jupiter Fund Management plc (Capital markets)	1,724,240	8,583
	Keller Group plc (Construction & engineering)	211,395	2,618
	Lancashire Holdings, Ltd. (Insurance)	1,081,998	13,300
	Meggitt plc (Aerospace & defense)	1,934,732	14,434
	Moneysupermarket.com Group plc (Internet software & services)	3,081,548	9,271
*	Ocado Group plc (Internet & catalog retail)	1,033,713	2,482
	Oxford Instruments plc (Electronic equipment, instruments & components)	104,503	2,628
	Provident Financial plc (Consumer finance)	110,558	2,627
	Prudential plc (Insurance)	4,043,311	65,429
	Reckitt Benckiser Group plc (Household products)	669,950	48,027
	Rightmove plc (Media)	395,127	10,693
*	Rolls-Royce Holdings plc (Aerospace & defense)	2,526,183	43,374
	Rotork plc (Machinery)	285,126	12,581
	RPS Group plc (Commercial services & supplies)	1,049,791	4,264
	The Berkeley Group Holdings plc (Household durables)	889,740	27,593
	Tullow Oil plc (Oil, gas & consumable fuels)	2,073,064	38,775
	Wolseley plc (Trading companies & distributors)	232,075	11,541

			753,542

	Japan—17.5%
	ABC-Mart, Inc. (Specialty retail)	159,900	6,090
	Ain Pharmaciez, Inc. (Food & staples retailing)	62,500	3,373
	Astellas Pharma, Inc. (Pharmaceuticals)	745,400	40,067
	Chiyoda Corporation (Construction & engineering)	1,239,000	13,820
	Daikin Industries, Ltd. (Building products)	388,300	15,200
	Denso Corporation (Auto components)	1,096,000	46,280
	Don Quijote Co., Ltd. (Multiline retail)	143,000	6,327
	F.C.C. Co., Ltd. (Auto components)	128,100	3,093
	FamilyMart Co., Ltd. (Food & staples retailing)	352,600	16,088
	Fuji Heavy Industries, Ltd. (Automobiles)	3,677,000	57,966
	ITOCHU Corporation (Trading companies & distributors)	2,709,800	33,076
	Japan Tobacco, Inc. (Tobacco)	1,581,600	50,488
	Keyence Corporation (Electronic equipment, instruments & components)	88,300	27,015
	Lawson, Inc. (Food & staples retailing)	295,000	22,626
	M3, Inc. (Health care technology)	3,166	6,165
	Makita Corporation (Machinery)	549,700	24,351
	Miraca Holdings, Inc. (Health care providers & services)	175,600	8,413
	Nexon Co., Ltd. (Software)	395,700	3,838
	Nitto Denko Corporation (Chemicals)	150,700	8,917
	ORIX Corporation (Diversified financial services)	5,808,300	73,795
	Park24 Co., Ltd. (Commercial services & supplies)	336,600	6,579
	Shimamura Co., Ltd. (Specialty retail)	100,400	11,711
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	353,800	23,340
	Ship Healthcare Holdings, Inc. (Health care providers & services)	201,700	7,114

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—17.5%—(continued)
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	1,944,900	$79,337
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	531,000	20,561
	Sundrug Co., Ltd. (Food & staples retailing)	198,700	8,823
	Suruga Bank, Ltd. (Commercial banks)	903,000	14,456
	TS Tech Co., Ltd. (Auto components)	125,000	3,540
	Tsuruha Holdings, Inc. (Food & staples retailing)	71,100	6,926
	United Arrows, Ltd. (Specialty retail)	154,300	5,270
	Yahoo! Japan Corporation (Internet software & services)	75,830	34,840

			689,485

	Emerging Asia—15.7%
	China—6.0%
	China Merchants Bank Co., Ltd. Class “H” (Commercial banks)	17,253,500	36,540
	China Overseas Grand Oceans Group, Ltd. (Real estate management & development)	6,904,000	9,107
	China Overseas Land & Investment, Ltd. (Real estate management & development)	12,300,000	33,909
	Great Wall Motor Co., Ltd. Class “H” (Automobiles)	5,831,500	19,757
*	Haier Electronics Group Co., Ltd. (Household durables)	2,237,000	3,568
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	403,494	4,919
	Industrial and Commercial Bank of China, Ltd. Class “H” (Commercial banks)	85,655,000	60,027
	Kunlun Energy Co., Ltd. (Oil, gas & consumable fuels)	18,018,000	38,299
	Lenovo Group, Ltd. (Computers & peripherals)	26,786,000	26,605
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	233,977	4,020

			236,751

	India—2.5%
	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	1,532,904	13,056
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	870,425	3,368
	HCL Technologies, Ltd. (IT services)	805,794	11,787
	IndusInd Bank, Ltd. (Commercial banks)	611,736	4,555
	Ipca Laboratories, Ltd. (Pharmaceuticals)	601,557	5,859
	Lupin, Ltd. (Pharmaceuticals)	744,202	8,607
	Oberoi Realty, Ltd. (Real estate management & development)	850,309	4,031
	Tata Consultancy Services, Ltd. (IT services)	1,223,785	35,481
	Tata Motors, Ltd. (Automobiles)	1,391,802	6,892
	Yes Bank, Ltd. (Commercial banks)	906,173	7,151

			100,787

	Indonesia—1.4%
	PT Alam Sutera Realty Tbk (Real estate management & development)	89,256,000	9,828
	PT Bank Rakyat Indonesia Persero Tbk (Commercial banks)	24,604,500	22,155
	PT Telekomunikasi Indonesia Tbk (Diversified telecommunication services)	19,252,000	21,793

			53,776

	South Korea—2.4%
*	Cheil Worldwide, Inc. (Media)	72,650	1,570
	GS Home Shopping, Inc. (Internet & catalog retail)	22,589	3,967
	Hyundai Motor Co. (Automobiles)	186,392	37,443
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	36,941	50,136

			93,116

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—15.7%—(continued)
	Sri Lanka—0.1%
	John Keells Holdings plc (Industrial conglomerates)	1,892,546	$3,688

	Taiwan—2.0%
	Asustek Computer, Inc. (Computers & peripherals)	1,961,000	23,314
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	3,234,522	55,601

			78,915

	Thailand—1.3%
	Advanced Info Service PCL (Wireless telecommunication services)	2,610,400	21,036
	BEC World PCL (Media)	3,101,400	6,778
	Kasikornbank PCL (Commercial banks)	3,190,800	22,772

			50,586

	Asia—5.6%
	Australia—2.4%
	CSL, Ltd. (Biotechnology)	503,913	31,075
	DuluxGroup, Ltd. (Chemicals)	486,586	2,255
	REA Group, Ltd. (Media)	150,375	4,338
	Telstra Corporation, Ltd. (Diversified telecommunication services)	11,789,844	55,360

			93,028

	Hong Kong—1.9%
	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	6,597,000	1,054
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified telecommunication services)	23,772,000	11,759
	Sa Sa International Holdings, Ltd. (Specialty retail)	10,214,000	9,882
	SmarTone Telecommunications Holdings, Ltd. (Wireless telecommunication services)	6,639,000	10,947
	Techtronic Industries Co. (Household durables)	4,834,000	11,770
	Value Partners Group, Ltd. (Capital markets)	7,266,000	4,708
	Wharf Holdings, Ltd. (Real estate management & development)	2,801,000	24,970

			75,090

	Singapore—1.3%
	First Resources, Ltd. (Food products)	4,939,000	7,287
	Keppel Corporation, Ltd. (Industrial conglomerates)	4,215,300	38,063
	StarHub, Ltd. (Wireless telecommunication services)	2,192,000	7,687

			53,037

	Emerging Latin America—3.8%
	Brazil—1.0%
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	1,845,000	18,753
*	Cia de Saneamento Basico do Estado de Sao Paulo (Water utilities)	25,700	1,226
	Mills Estruturas e Servicos de Engenharia S.A. (Trading companies & distributors)	361,800	5,837
	Tractebel Energia S.A. (Independent power producers & energy traders)	504,200	8,668

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—3.8%—(continued)
	Brazil—1.0%—(continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A. (Commercial services & supplies)	223,100	$4,306

			38,790

	Chile—1.1%
	CFR Pharmaceuticals S.A. (Pharmaceuticals)	24,273,928	6,255
	ENTEL Chile S.A. (Wireless telecommunication services)	610,835	12,943
	Inversiones La Construccion S.A. (Diversified financial services)	210,385	4,085
	Parque Arauco S.A. (Real estate management & development)	5,294,073	13,687
	Sonda S.A. (IT services)	1,750,122	6,117

			43,087

	Mexico—0.9%
*	Banregio Grupo Financiero S.A.B. de C.V. (Commercial banks)	1,649,300	8,590
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	6,646,000	26,764

			35,354

	Peru—0.8%
	Credicorp, Ltd. (Commercial banks)†	201,857	33,518

	Emerging Europe, Mid-East, Africa—3.0%
	Kenya—0.2%
	Equity Bank, Ltd. (Commercial banks)	5,466,500	2,094
	Kenya Commercial Bank, Ltd. (Commercial banks)	6,771,000	3,286

			5,380

	Nigeria—0.3%
	Guaranty Trust Bank plc (Commercial banks)	70,554,411	11,570

	Poland—0.1%
*	Alior Bank S.A. (Commercial banks)	241,641	5,156

	South Africa—1.5%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	309,477	6,428
	Bidvest Group, Ltd. (Industrial conglomerates)	725,976	19,135
	FirstRand, Ltd. (Diversified financial services)	5,992,585	20,985
	Life Healthcare Group Holdings, Ltd. (Health care providers & services)	3,057,905	11,506

			58,054

	Turkey—0.6%
	Turkiye Halk Bankasi A.S. (Commercial banks)	2,252,278	24,088

	United Arab Emirates—0.3%
	Dragon Oil plc (Oil, gas & consumable fuels)	157,012	1,551
	First Gulf Bank PJSC (Commercial banks)	2,968,407	11,193

			12,744

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Canada—2.2%
Canadian National Railway Co. (Road & rail)†	488,529	$48,999
CI Financial Corporation (Capital markets)	630,623	17,444
Metro, Inc. (Food & staples retailing)	320,762	20,098

		86,541

Total Common Stocks—96.2% (cost $3,228,543)		3,782,631

Exchange-Traded Fund
China—0.9%
iShares FTSE A50 China Index	27,096,410	36,373

Total Exchange-Traded Fund—0.9% (cost $35,987)		36,373

Affiliated Fund
China—0.6%
William Blair China A-Share Fund, LLC	2,202,200	23,101

Total Affiliated Fund—0.6% (cost $22,022)		23,101

Repurchase Agreement
Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $44,991, collateralized by U.S. Treasury Note, 0.250%, due 9/15/15	$44,990	44,990

Total Repurchase Agreement—1.1% (cost $44,990)		44,990

Total Investments—98.8% (cost $3,331,542)		3,887,095
Cash and other assets, less liabilities—1.2%		45,258

Net assets—100.0%		$3,932,353

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.03% of the Fund’s net assets at March 31, 2013.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.03% of the net assets at March 31, 2013.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

The International Growth Fund invested in the following affiliated fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment monthly.

	Shares Activity				Period Ended March 31, 2013
					(in thousands)
Fund Name	Balance 12/31/2012	Purchases	Sales	Balance 3/31/2013	Value
William Blair China-A Share Fund, LLC	2,202,200	—	—	2,202,200	23,101

					$23,101

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

At March 31, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	25.0%
Industrials	16.6%
Consumer Discretionary	14.2%
Consumer Staples	9.0%
Information Technology	8.6%
Health Care	8.5%
Materials	6.7%
Energy	5.2%
Telecommunication Services	5.0%
Exchange-Traded Funds	0.9%
Utilities	0.3%

Total	100.0%

At March 31, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	21.7%
Japanese Yen	18.0%
Euro	16.5%
Hong Kong Dollar	8.9%
Swiss Franc	5.5%
U.S. Dollar	4.5%
Norwegian Krone	3.8%
Indian Rupee	2.6%
South Korean Won	2.4%
Australian Dollar	2.4%
South African Rand	1.5%
Swedish Krona	1.4%
Indonesian Rupiah	1.4%
Singapore Dollar	1.4%
Thai Baht	1.3%
Chilean Peso	1.1%
Brazilian Real	1.0%
All Other Currencies	4.6%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—38.2%
	Belgium—0.7%
	UCB S.A. (Pharmaceuticals)	8,400	$536

	Denmark—2.4%
	Coloplast A/S Class “B” (Health care equipment & supplies)	11,421	614
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	6,635	1,078

			1,692

	France—11.2%
	Arkema S.A. (Chemicals)	7,758	706
	BNP Paribas S.A. (Commercial banks)	11,610	596
	Christian Dior S.A. (Textiles, apparel & luxury goods)	4,492	745
	Dassault Systemes S.A. (Software)	5,423	627
	Essilor International S.A. (Health care equipment & supplies)	8,394	934
	L’Oreal S.A. (Personal products)	3,948	626
	Publicis Groupe S.A. (Media)	10,907	731
	Sanofi (Pharmaceuticals)	12,462	1,266
	Technip S.A. (Energy equipment & services)	9,289	952
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	3,365	784

			7,967

	Germany—6.4%
	BASF SE (Chemicals)	14,364	1,258
	Bayer AG (Pharmaceuticals)	12,788	1,319
	MTU Aero Engines Holding AG (Aerospace & defense)	5,206	493
	SAP AG (Software)	18,794	1,506

			4,576

	Ireland—4.1%
	Accenture plc Class “A” (IT services)†	15,940	1,211
	Ryanair Holdings plc—ADR (Airlines)	18,192	760
	Shire plc (Pharmaceuticals)	30,727	936

			2,907

	Netherlands—2.0%
	Unilever N.V. (Food products)	35,186	1,441

	Norway—1.5%
	Telenor ASA (Diversified telecommunication services)	50,240	1,099

	Spain—0.8%
	Inditex S.A. (Specialty retail)	4,155	551

	Sweden—1.5%
	Atlas Copco AB Class “A” (Machinery)	37,772	1,072

	Switzerland—7.6%
*	Credit Suisse Group AG (Capital markets)	44,360	1,164
*	Geberit AG (Building products)	2,238	551
	Nestle S.A. (Food products)	12,454	901
	Roche Holding AG (Pharmaceuticals)	4,872	1,134

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—38.2%—(continued)
	Switzerland—7.6%—(continued)
	Syngenta AG (Chemicals)	4,027	$1,680

			5,430

	United Kingdom—21.6%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	76,389	1,069
	Babcock International Group plc (Commercial services & supplies)	51,026	843
	Burberry Group plc (Textiles, apparel & luxury goods)	26,993	545
	Compass Group plc (Hotels, restaurants & leisure)	132,380	1,691
	Diageo plc (Beverages)	47,932	1,511
	Experian plc (Professional services)	46,474	805
	HSBC Holdings plc (Commercial banks)	78,875	842
	IMI plc (Machinery)	38,298	754
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	25,378	774
	John Wood Group plc (Energy equipment & services)	73,990	974
	Prudential plc (Insurance)	64,556	1,045
*	Rolls-Royce Holdings plc (Aerospace & defense)	85,636	1,470
	Standard Life plc (Insurance)	217,536	1,207
	Tullow Oil plc (Oil, gas & consumable fuels)	27,814	520
	Wolseley plc (Trading companies & distributors)	26,776	1,332

			15,382

	Japan—15.4%
	Chiyoda Corporation (Construction & engineering)	28,000	312
	Daikin Industries, Ltd. (Building products)	26,700	1,045
	Denso Corporation (Auto components)	21,600	912
	Fuji Heavy Industries, Ltd. (Automobiles)	45,000	709
	ITOCHU Corporation (Trading companies & distributors)	39,200	479
	Japan Exchange Group, Inc. (Diversified financial services)	4,700	435
	Keyence Corporation (Electronic equipment, instruments & components)	2,800	857
	Mitsubishi UFJ Financial Group, Inc. (Commercial banks)	246,900	1,479
	ORIX Corporation (Diversified financial services)	104,700	1,330
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	26,700	1,089
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	20,000	775
	Suruga Bank, Ltd. (Commercial banks)	29,000	464
	Yahoo! Japan Corporation (Internet software & services)	2,406	1,106

			10,992

	Emerging Asia—8.7%
	China—2.2%
	China Mobile, Ltd. (Wireless telecommunication services)	84,500	895
	CNOOC, Ltd. (Oil, gas & consumable fuels)	348,000	669

			1,564

	India—0.9%
	Tata Consultancy Services, Ltd. (IT services)	22,251	645

	Papua New Guinea—0.7%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	69,219	535

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—8.7%—(continued)
South Korea—2.1%
Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	1,085	$1,473

Taiwan—1.6%
Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	107,000	467
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	38,128	655

		1,122

Thailand—1.2%
Kasikornbank PCL (Commercial banks)	117,700	840

Canada—4.9%
Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	38,611	1,409
Canadian National Railway Co. (Road & rail)†	10,529	1,056
The Toronto-Dominion Bank (Commercial banks)	12,078	1,006

		3,471

Asia—3.9%
Hong Kong—2.6%
AIA Group, Ltd. (Insurance)	418,600	1,834

Singapore—1.3%
Keppel Corporation, Ltd. (Industrial conglomerates)	104,000	939

Emerging Latin America—2.2%
Mexico—1.3%
Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	8,094	918

Panama—0.9%
Copa Holdings S.A. Class “A” (Airlines)†	5,750	688

Emerging Europe, Mid-East, Africa—1.5%
South Africa—1.5%
FirstRand, Ltd. (Diversified financial services)	314,146	1,100

Total Common Stocks—96.4% (cost $55,567)		68,774

Repurchase Agreement
Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $2,622, collateralized by U.S. Treasury Note, 0.250%, due 9/15/15	$2,622	2,622

Total Repurchase Agreement—3.6% (cost $2,622)		2,622

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Total Investments—100.0% (cost $58,189)	71,396
Liabilities, plus cash and other assets—0.0%	(35)

Net assets—100.0%	$71,361

ADR = American Depository Receipt

† = U.S. listed foreign security

*	Non-income producing securities

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

At March 31, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	23.3%
Industrials	18.3%
Information Technology	16.0%
Health Care	11.4%
Consumer Discretionary	9.7%
Consumer Staples	7.8%
Energy	5.3%
Materials	5.3%
Telecommunication Services	2.9%

Total	100.0%

At March 31, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	23.7%
Euro	21.9%
Japanese Yen	16.0%
U.S. Dollar	9.7%
Swiss Franc	7.9%
Hong Kong Dollar	4.9%
Danish Krone	2.5%
South Korean Won	2.1%
South African Rand	1.6%
Norwegian Krone	1.6%
Swedish Krona	1.6%
Canadian Dollar	1.5%
Singapore Dollar	1.4%
Thai Baht	1.2%
All Other Currencies	2.4%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—37.6%
	Austria—1.0%
	Andritz AG (Machinery)	8,924	$599

	Denmark—3.4%
	Coloplast A/S Class “B” (Health care equipment & supplies)	16,534	889
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	6,973	1,133

			2,022

	France—7.6%
	Arkema S.A. (Chemicals)	9,378	853
	BNP Paribas S.A. (Commercial banks)	31,977	1,641
	Dassault Systemes S.A. (Software)	9,380	1,084
	Technip S.A. (Energy equipment & services)	9,318	956

			4,534

	Germany—7.7%
	Bayerische Motoren Werke AG (Automobiles)	14,591	1,259
	Brenntag AG (Trading companies & distributors)	4,997	780
	Fresenius SE & Co. KGaA (Health care providers & services)	10,810	1,334
	SAP AG (Software)	15,747	1,262

			4,635

	Ireland—0.4%
	Ryanair Holdings plc—ADR (Airlines)	6,384	267

	Israel—1.3%
*	Check Point Software Technologies, Ltd. (Software)†	16,945	796

	Netherlands—1.8%
	Unilever N.V. (Food products)	26,315	1,078

	Norway—1.6%
	Statoil ASA (Oil, gas & consumable fuels)	40,022	967

	Spain—1.2%
	Inditex S.A. (Specialty retail)	5,281	700

	Sweden—2.1%
	Atlas Copco AB Class “A” (Machinery)	44,871	1,274

	Switzerland—9.5%
*	Geberit AG (Building products)	3,725	917
	Glencore International plc (Metals & mining)	184,685	999
	Partners Group Holding AG (Capital markets)	4,091	1,010
	Roche Holding AG (Pharmaceuticals)	6,837	1,592
	Syngenta AG (Chemicals)	2,855	1,191

			5,709

	United Kingdom—21.3%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	42,333	592
	Babcock International Group plc (Commercial services & supplies)	45,840	758

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—21.3%—(continued)
	Compass Group plc (Hotels, restaurants & leisure)	97,275	$1,242
	Diageo plc (Beverages)	30,619	965
	Experian plc (Professional services)	44,332	768
	HSBC Holdings plc (Commercial banks)	123,600	1,306
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	34,603	1,055
	John Wood Group plc (Energy equipment & services)	53,578	705
	Johnson Matthey plc (Chemicals)	24,235	847
*	Rolls-Royce Holdings plc (Aerospace & defense)	40,946	703
	The Berkeley Group Holdings plc (Household durables)	27,204	844
	The Weir Group plc (Machinery)	26,911	925
	Tullow Oil plc (Oil, gas & consumable fuels)	45,428	850
	Wolseley plc (Trading companies & distributors)	24,182	1,203

			12,763

	Japan—12.4%
	Fuji Heavy Industries, Ltd. (Automobiles)	49,000	772
	Lawson, Inc. (Food & staples retailing)	8,100	621
	Makita Corporation (Machinery)	20,200	895
	ORIX Corporation (Diversified financial services)	143,200	1,819
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	14,500	957
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	33,600	1,371
	Yahoo! Japan Corporation (Internet software & services)	2,142	984

			7,419

	Emerging Asia—8.6%
	China—3.5%
	China Mobile, Ltd. (Wireless telecommunication services)	91,500	969
	Industrial and Commercial Bank of China, Ltd. Class “H” (Commercial banks)	1,575,000	1,104

			2,073

	India—1.3%
	Tata Motors, Ltd.—ADR (Automobiles)	33,287	813

	Indonesia—1.5%
	PT Bank Rakyat Indonesia Persero Tbk (Commercial banks)	1,011,000	910

	South Korea—2.3%
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	1,028	1,395

	Emerging Europe, Mid-East, Africa—5.1%
	South Africa—3.8%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	24,110	501
	Discovery Holdings, Ltd. (Insurance)	113,628	967
	FirstRand, Ltd. (Diversified financial services)	239,027	837

			2,305

	Turkey—1.3%
	Turkiye Halk Bankasi A.S. (Commercial banks)	72,496	775

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Latin America—4.6%
Brazil—0.9%
BR Malls Participacoes S.A. (Real estate management & development)	44,300	$552

Mexico—1.6%
Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	8,646	981

Peru—2.1%
Credicorp, Ltd. (Commercial banks)†	7,408	1,230

Canada—4.1%
Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	32,846	1,198
The Toronto-Dominion Bank (Commercial banks)	15,057	1,254

		2,452

Asia—3.0%
Hong Kong—3.0%
AIA Group, Ltd. (Insurance)	405,800	1,778

Total Common Stocks—96.7% (cost $56,798)		58,027

Repurchase Agreement
Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $1,902, collateralized by FNMA, 2.230%, due 12/6/22	$1,902	1,902

Total Repurchase Agreement—3.2% (cost $1,902)		1,902

Total Investments—99.9% (cost $58,700)		59,929
Cash and other assets, less liabilities—0.1%		73

Net assets—100.0%		$60,002

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

At March 31, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	28.4%
Industrials	15.7%
Information Technology	12.6%
Consumer Discretionary	11.5%
Health Care	9.4%
Materials	8.4%
Consumer Staples	6.3%
Energy	6.0%
Telecommunication Services	1.7%

Total	100.0%

At March 31, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	21.5%
Euro	19.9%
Japanese Yen	12.8%
U.S. Dollar	9.1%
Hong Kong Dollar	8.9%
Swiss Franc	8.1%
South African Rand	4.0%
Danish Krone	3.5%
South Korean Won	2.4%
Swedish Krona	2.2%
Canadian Dollar	2.1%
Norwegian Krone	1.7%
Indonesian Rupiah	1.6%
Turkish Lira	1.3%
All Other Currencies	0.9%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	United Kingdom—25.1%
	Abcam plc (Biotechnology)	1,112,168	$7,562
*	ASOS plc (Internet & catalog retail)	176,716	8,987
	Aveva Group plc (Software)	312,850	10,762
	AZ Electronic Materials S.A. (Chemicals)	1,893,277	10,938
	Big Yellow Group plc (Real estate investment trusts (REITs))	312,614	1,686
	Booker Group plc (Food & staples retailing)	7,333,194	13,538
*	Countrywide plc (Real estate management & development)	753,222	4,464
	Debenhams plc (Multiline retail)	4,460,279	5,612
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	636,154	5,824
	Dunelm Group plc (Specialty retail)	738,180	9,371
	Elementis plc (Chemicals)	1,986,289	7,868
	Fidessa Group plc (Software)	193,524	5,719
	Halma plc (Electronic equipment, instruments & components)	1,405,343	11,061
	Hiscox, Ltd. (Insurance)	976,215	8,158
	Howden Joinery Group plc (Specialty retail)	3,001,932	10,888
	Lancashire Holdings, Ltd. (Insurance)	873,986	10,743
	Moneysupermarket.com Group plc (Internet software & services)	2,844,190	8,557
*	Nanoco Group plc (Semiconductors & semiconductor equipment)	1,762,211	4,184
*	Ocado Group plc (Internet & catalog retail)	1,357,179	3,258
	Oxford Instruments plc (Electronic equipment, instruments & components)	287,258	7,224
	Provident Financial plc (Consumer finance)	225,851	5,367
	Rotork plc (Machinery)	238,579	10,527
	RPS Group plc (Commercial services & supplies)	849,565	3,451
*	Salamander Energy plc (Oil, gas & consumable fuels)	1,574,706	4,972
*	Sports Direct International plc (Specialty retail)	161,241	1,044
	Synergy Health plc (Health care providers & services)	196,553	3,040
	Victrex plc (Chemicals)	261,302	6,591

			191,396

	Europe—24.4%
	Austria—0.7%
	AMS AG (Semiconductors & semiconductor equipment)	44,911	5,067

	Belgium—1.1%
*	ThromboGenics N.V. (Biotechnology)	181,076	8,725

	Denmark—1.4%
	GN Store Nord A/S (Health care equipment & supplies)	603,644	10,742

	Finland—0.9%
*	Tikkurila Oyj (Chemicals)	313,131	6,583

	France—0.4%
*	GameLoft SE (Software)	480,904	3,144

	Germany—5.6%
	Bertrandt AG (Professional services)	33,076	3,858
	Deutsche Wohnen AG (Real estate management & development)	390,920	7,106
	ElringKlinger AG (Auto components)	168,825	5,116
	Gerry Weber International AG (Textiles, apparel & luxury goods)	73,524	3,209
	Pfeiffer Vacuum Technology AG (Machinery)	41,396	4,566

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—24.4%—(continued)
	Germany—5.6%—(continued)
	Wincor Nixdorf AG (Computers & peripherals)	289,843	$14,397
	Wirecard AG (IT services)	153,917	4,252

			42,504

	Ireland—1.5%
	Paddy Power plc (Hotels, restaurants & leisure)	126,941	11,455

	Italy—4.2%
	Azimut Holding SpA (Capital markets)	643,485	10,410
	Brembo SpA (Auto components)	50,230	806
	De’Longhi SpA (Household durables)	529,589	8,336
	Recordati SpA (Pharmaceuticals)	840,574	7,607
*	Yoox SpA (Internet & catalog retail)	250,603	4,696

			31,855

	Luxembourg—1.0%
	Eurofins Scientific (Life sciences tools & services)	35,416	7,436

	Norway—1.8%
*	Algeta ASA (Biotechnology)	73,510	2,473
*	Borregaard ASA (Chemicals)	888,097	3,573
	Fred Olsen Energy ASA (Energy equipment & services)	88,339	3,781
	Opera Software ASA (Internet software & services)	658,568	4,195

			14,022

	Spain—1.4%
	Viscofan S.A. (Food products)	208,354	10,925

	Sweden—3.7%
	Axis Communications AB (Communications equipment)	331,916	8,633
	Hexpol AB (Chemicals)	204,853	11,757
	JM AB (Household durables)	316,542	7,505

			27,895

	Switzerland—0.7%
	Burckhardt Compression Holding AG (Machinery)	15,256	5,709

	Japan—22.1%
	Ain Pharmaciez, Inc. (Food & staples retailing)	47,600	2,569
	Cosmos Pharmaceutical Corporation (Food & staples retailing)	75,000	9,736
	CyberAgent, Inc. (Media)	1,705	3,119
	Don Quijote Co., Ltd. (Multiline retail)	269,400	11,920
	F.C.C. Co., Ltd. (Auto components)	355,709	8,589
	Kakaku.com, Inc. (Internet software & services)	567,000	14,263
	M3, Inc. (Health care technology)	3,690	7,185
	Miraca Holdings, Inc. (Health care providers & services)	247,500	11,858
	MISUMI Group, Inc. (Trading companies & distributors)	262,300	7,228
	MonotaRO Co., Ltd. (Trading companies & distributors)	77,300	3,769
*	Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	464	5,052
	Park24 Co., Ltd. (Commercial services & supplies)	799,500	15,627

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—22.1%—(continued)
	Ryohin Keikaku Co., Ltd. (Multiline retail)	160,500	$12,617
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	63,100	7,488
	Ship Healthcare Holdings, Inc. (Health care providers & services)	173,300	6,112
	Sundrug Co., Ltd. (Food & staples retailing)	285,100	12,660
	Suruga Bank, Ltd. (Commercial banks)	924,000	14,792
	TS Tech Co., Ltd. (Auto components)	238,600	6,757
	United Arrows, Ltd. (Specialty retail)	219,900	7,510

			168,851

	Emerging Asia—10.3%
	China—4.7%
	China Medical System Holdings, Ltd. (Pharmaceuticals)	6,872,000	6,976
	China Overseas Grand Oceans Group, Ltd. (Real estate management & development)	2,156,000	2,844
	Dongyue Group (Chemicals)	9,633,000	5,584
*	Haier Electronics Group Co., Ltd. (Household durables)	5,000	8
	Haitian International Holdings, Ltd. (Machinery)	3,828,496	5,958
	Minth Group, Ltd. (Auto components)	1,538,000	2,267
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	1,386,000	3,901
	Sino Biopharmaceutical (Pharmaceuticals)	12,096,000	8,446

			35,984

	India—3.2%
	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	1,208,859	10,296
	Ipca Laboratories, Ltd. (Pharmaceuticals)	618,781	6,027
	Motherson Sumi Systems, Ltd. (Auto components)	1,904,902	6,805
	Oberoi Realty, Ltd. (Real estate management & development)	328,318	1,556

			24,684

	South Korea—0.8%
*	Cheil Worldwide, Inc. (Media)	294,290	6,362

	Taiwan—1.6%
	Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	2,722,000	11,879

	Asia—8.1%
	Australia—4.1%
	Domino’s Pizza Enterprises, Ltd. (Hotels, restaurants & leisure)	248,120	2,986
	DuluxGroup, Ltd. (Chemicals)	886,592	4,108
	Seek, Ltd. (Professional services)	1,180,439	12,413
	Super Retail Group, Ltd. (Specialty retail)	908,115	11,677

			31,184

	Hong Kong—2.4%
	Sa Sa International Holdings, Ltd. (Specialty retail)	9,290,000	8,988
	SmarTone Telecommunications Holdings, Ltd. (Wireless telecommunication services)	5,649,000	9,315

			18,303

	Singapore—1.6%
	ARA Asset Management Ltd.—144A (Capital markets)	1,345,300	2,082
*	Biosensors International Group, Ltd. (Health care equipment & supplies)	2,854,000	3,003

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Asia—8.1%—(continued)
	Singapore—1.6%—(continued)
	First Resources, Ltd. (Food products)	5,207,000	$7,682

			12,767

	Canada—4.8%
	Canadian Energy Services & Technology Corporation (Energy equipment & services)	423,357	5,168
*	Legacy Oil + Gas, Inc. (Oil, gas & consumable fuels)	1,290,940	6,926
	Precision Drilling Corporation (Energy equipment & services)	908,719	8,400
	Total Energy Services, Inc. (Energy equipment & services)	216,430	3,025
	Westjet Airlines, Ltd. (Airlines)	514,411	12,882

			36,401

	Emerging Europe, Mid-East, Africa—2.1%
	South Africa—0.4%
	Capitec Bank Holdings, Ltd. (Commercial banks)	104,914	2,444
	Life Healthcare Group Holdings, Ltd. (Health care providers & services)	232,890	876

			3,320

	Turkey—1.7%
	Turkiye Sinai Kalkinma Bankasi A.S. (Commercial banks)	9,537,252	13,125

	Emerging Latin America—0.3%
	Mexico—0.3%
*	Macquarie Mexico Real Estate Management S.A. de C.V.—144A (Real estate investment trusts (REITs))	874,140	1,946

	Total Common Stocks—97.2% (cost $625,663)		742,264

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $23,064, collateralized by FNMA, 0.350%, due 8/28/15	$23,063	23,063

	Total Repurchase Agreement—3.0% (cost $23,063)		23,063

	Total Investments—100.2% (cost $648,726)		765,327
	Liabilities, plus cash and other assets—(0.2)%		(1,870)

	Net assets—100.0%		$763,457

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

At March 31, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	24.1%
Health Care	15.6%
Information Technology	15.3%
Financials	12.4%
Industrials	11.6%
Consumer Staples	7.7%
Materials	7.7%
Energy	4.3%
Telecommunication Services	1.3%

Total	100.0%

At March 31, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	25.8%
Japanese Yen	22.7%
Euro	16.5%
Hong Kong Dollar	7.3%
Canadian Dollar	4.9%
Australian Dollar	4.2%
Swedish Krona	3.8%
Indian Rupee	3.3%
Norwegian Krone	1.9%
Turkish Lira	1.8%
Singapore Dollar	1.7%
New Taiwan Dollar	1.6%
Swiss Franc	1.5%
Danish Krone	1.4%
All Other Currencies	1.6%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—54.4%
	Cambodia—0.2%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	2,892,000	$2,440

	China—15.9%
	AAC Technologies Holdings, Inc. (Communications equipment)	661,959	3,181
*	Brilliance China Automotive Holdings, Ltd. (Automobiles)	3,660,000	4,300
	China BlueChemical, Ltd. (Chemicals)	3,858,609	2,391
	China Mobile, Ltd. (Wireless telecommunication services)	2,448,755	25,931
	China Overseas Grand Oceans Group, Ltd. (Real estate management & development)	1,154,000	1,522
	China Overseas Land & Investment, Ltd. (Real estate management & development)	3,772,000	10,399
	China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	2,443,304	8,876
	China Unicom Hong Kong, Ltd. (Diversified telecommunication services)	6,700,000	8,977
	Dongyue Group (Chemicals)	5,939,287	3,443
	ENN Energy Holdings, Ltd. (Gas utilities)	1,130,000	6,260
	Great Wall Motor Co., Ltd. Class “H” (Automobiles)	1,257,000	4,259
*	Haier Electronics Group Co., Ltd. (Household durables)	5,264,000	8,395
	Haitian International Holdings, Ltd. (Machinery)	2,540,870	3,954
	Industrial and Commercial Bank of China, Ltd. Class “H” (Commercial banks)	15,256,000	10,691
	Kunlun Energy Co., Ltd. (Oil, gas & consumable fuels)	10,360,000	22,021
	Lenovo Group, Ltd. (Computers & peripherals)	9,571,014	9,506
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	732,000	2,060
	Sino Biopharmaceutical (Pharmaceuticals)	4,136,000	2,888
	Sun Art Retail Group, Ltd. (Food & staples retailing)	5,911,245	8,224
	Tencent Holdings, Ltd. (Internet software & services)	312,835	9,946
	Want Want China Holdings, Ltd. (Food products)	3,603,217	5,524
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	154,530	2,655
	Yingde Gases (Chemicals)	2,205,981	2,458

			167,861

	India—12.3%
	Asian Paints, Ltd. (Chemicals)	43,854	3,968
	Bajaj Auto, Ltd. (Automobiles)	146,818	4,861
	HCL Technologies, Ltd. (IT services)	905,073	13,239
	HDFC Bank, Ltd. (Commercial banks)	939,221	10,807
	Housing Development Finance Corporation (Thrifts & mortgage finance)	707,631	10,758
	IndusInd Bank, Ltd. (Commercial banks)	403,243	3,003
	ITC, Ltd. (Tobacco)	3,921,592	22,328
	Lupin, Ltd. (Pharmaceuticals)	459,118	5,310
	Marico, Ltd. (Personal products)	380,167	1,489
	Motherson Sumi Systems, Ltd. (Auto components)	1,110,114	3,965
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	875,363	13,190
	Tata Consultancy Services, Ltd. (IT services)	742,721	21,533
	Tata Motors, Ltd. (Automobiles)	3,011,204	14,912

			129,363

	Indonesia—6.2%
	PT Astra International Tbk (Automobiles)	13,215,240	10,744
	PT Bank Rakyat Indonesia Persero Tbk (Commercial banks)	25,192,321	22,684
	PT Jasa Marga Persero Tbk (Transportation infrastructure)	7,740,500	4,739
	PT Kalbe Farma Tbk (Pharmaceuticals)	30,751,415	3,924
*	PT Matahari Department Store Tbk (Multiline retail)	3,001,000	3,397

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—54.4%—(continued)
	Indonesia—6.2%—(continued)
	PT Telekomunikasi Indonesia Tbk (Diversified telecommunication services)	14,099,000	$15,960
	PT XL Axiata Tbk (Diversified telecommunication services)	7,135,500	3,855

			65,303

	Malaysia—1.6%
	CIMB Group Holdings Bhd (Commercial banks)	4,542,987	11,224
*	IHH Healthcare Bhd (Health care providers & services)	4,959,600	5,894

			17,118

	Papua New Guinea—1.0%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	1,426,296	11,034

	Philippines—0.9%
	SM Prime Holdings, Inc. (Real estate management & development)	10,431,500	4,882
	Universal Robina Corporation (Food products)	1,589,500	4,401

			9,283

	South Korea—5.7%
	Celltrion, Inc. (Pharmaceuticals)	11,454	548
*	Cheil Worldwide, Inc. (Media)	97,810	2,114
	Hyundai Motor Co. (Automobiles)	56,323	11,314
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	30,456	41,334
	Samsung Heavy Industries Co., Ltd. (Machinery)	148,424	4,676

			59,986

	Taiwan—6.9%
	Asustek Computer, Inc. (Computers & peripherals)	874,000	10,391
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	7,084,893	19,594
	Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	920,000	4,015
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,766,348	30,364
	TPK Holding Co., Ltd. (Electronic equipment, instruments & components)	418,979	8,323

			72,687

	Thailand—3.7%
	Advanced Info Service PCL (Wireless telecommunication services)	1,128,762	9,096
	Bangkok Dusit Medical Services PCL (Health care providers & services)	517,100	2,887
	BEC World PCL (Media)	2,290,400	5,006
	CP ALL PCL (Food & staples retailing)	3,434,718	5,366
	Kasikornbank PCL (Commercial banks)	1,849,082	13,196
	Siam Makro PCL (Food & staples retailing)	167,032	3,000

			38,551

	Emerging Latin America—20.7%
	Argentina—0.3%
	MercadoLibre, Inc. (Internet software & services)	29,677	2,866

	Brazil—7.4%
	BR Malls Participacoes S.A. (Real estate management & development)	391,290	4,872

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—20.7%—(continued)
	Brazil—7.4%—(continued)
	BR Properties S.A. (Real estate management & development)	300,497	$3,331
	Cia de Bebidas das Americas—ADR (Beverages)	730,622	30,927
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	1,061,189	10,787
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	187,600	2,367
	Iochpe-Maxion S.A. (Machinery)	179,200	2,354
	Kroton Educacional S.A. (Diversified consumer services)	332,180	4,266
	Localiza Rent a Car S.A. (Road & rail)	197,000	3,519
	Lojas Renner S.A. (Multiline retail)	132,322	4,952
*	Qualicorp S.A. (Health care providers & services)	259,000	2,603
	Totvs S.A. (Software)	118,532	2,431
	Tractebel Energia S.A. (Independent power producers & energy traders)	323,738	5,566

			77,975

	Chile—2.2%
	Banco Santander Chile—ADR (Commercial banks)	175,416	4,994
	CFR Pharmaceuticals S.A. (Pharmaceuticals)	9,868,622	2,543
	ENTEL Chile S.A. (Wireless telecommunication services)	243,505	5,159
	Inversiones La Construccion S.A. (Diversified financial services)	187,069	3,632
	S.A.C.I. Falabella (Multiline retail)	315,422	3,800
	Sonda S.A. (IT services)	990,121	3,461

			23,589

	Colombia—2.3%
	Ecopetrol S.A. (Oil, gas & consumable fuels)	3,737,830	10,340
	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	659,752	13,924

			24,264

	Mexico—7.1%
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	863,069	2,847
	Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	102,260	11,607
	Grupo Financiero Banorte S.A.B. de C.V. (Commercial banks)	2,712,410	21,743
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	8,489,367	34,187
*	Grupo Sanborns S.A. de C.V. (Multiline retail)	2,204,000	4,996

			75,380

	Panama—0.4%
	Copa Holdings S.A. Class “A” (Airlines)†	31,075	3,717

	Peru—1.0%
	Credicorp, Ltd. (Commercial banks)†	53,340	8,857
	Intercorp Financial Services, Inc. (Diversified financial services)	41,114	1,645

			10,502

	Emerging Europe, Mid-East, Africa—17.0%
	Kenya—0.2%
	Safaricom, Ltd. (Wireless telecommunication services)	21,542,300	1,562

	Nigeria—1.1%
	Guaranty Trust Bank plc (Commercial banks)	44,148,620	7,240

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—17.0%—(continued)
	Nigeria—1.1%—(continued)
	Nestle Nigeria plc (Food products)	246,800	$1,466
	Nigerian Breweries plc (Beverages)	2,552,736	2,628

			11,334

	Poland—0.4%
	Eurocash S.A. (Food & staples retailing)	241,450	3,940

	Qatar—1.6%
	Industries Qatar QSC (Industrial conglomerates)	375,944	16,603

	Russia—4.6%
*	Etalon Group Ltd.—144A—GDR (Real estate management & development)	448,600	2,243
	M Video OJSC (Specialty retail)	298,580	2,342
	Magnit OAO (Food & staples retailing)†	70,369	13,576
	Mail.ru Group Ltd.—144A—GDR †	28,376	760
	Mail.ru Group, Ltd.—GDR (Internet software & services)	74,481	2,063
	Sberbank of Russian Federation (Commercial banks)	6,506,932	20,630
*	Yandex N.V. Class “A” (Internet software & services)†	306,443	7,085

			48,699

	South Africa—5.4%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	184,902	3,841
	Bidvest Group, Ltd. (Industrial conglomerates)	190,644	5,025
	Discovery Holdings, Ltd. (Insurance)	361,866	3,079
	FirstRand, Ltd. (Diversified financial services)	3,872,346	13,560
	Life Healthcare Group Holdings, Ltd. (Health care providers & services)	1,091,255	4,106
	MTN Group, Ltd. (Wireless telecommunication services)	695,780	12,219
	Naspers, Ltd. (Media)	166,043	10,344
	Shoprite Holdings, Ltd. (Food & staples retailing)	244,687	4,864

			57,038

	Turkey—2.8%
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	862,696	6,223
	Turkiye Halk Bankasi A.S. (Commercial banks)	2,155,292	23,050

			29,273

	United Arab Emirates—0.9%
	Dragon Oil plc (Oil, gas & consumable fuels)	69,581	687
	First Gulf Bank PJSC (Commercial banks)	2,462,945	9,287

			9,974

	Total Common Stocks—92.1% (cost $845,680)		970,342

	Preferred Stock
	Brazil—2.7%
	Itau Unibanco Holding S.A. (Commercial banks)	1,624,441	28,932

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Preferred Stock—(continued)
Total Preferred Stock—2.7% (cost $25,430)		28,932

Affiliated Fund
China—2.4%
William Blair China A-Share Fund, LLC	2,362,400	$24,781

Total Affiliated Fund—2.4% (cost $23,624)		24,781

Repurchase Agreement
Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $29,605, collateralized by FNMA, 0.350%, due 8/28/15	$29,605	29,605

Total Repurchase Agreement—2.8% (cost $29,605)		29,605

Total Investments—100.0% (cost $924,339)		1,053,660
Cash and other assets, less liabilities—0.0%		216

Net assets—100.0%		$1,053,876

ADR = American Depository Receipt

GDR = Global Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

The Emerging Markets Growth Fund invested in the following affiliated fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment monthly.

	Shares Activity				Period Ended March 31, 2013
					(in thousands)
Fund Name	Balance 12/31/2012	Purchases	Sales	Balance 3/31/2013	Value
William Blair China-A Share Fund, LLC	2,362,400	—	—	2,362,400	24,781

					$24,781

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

At March 31, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	26.1%
Information Technology	18.8%
Consumer Staples	11.9%
Consumer Discretionary	11.6%
Telecommunication Services	8.2%
Energy	6.5%
Industrials	5.9%
Health Care	4.9%
Materials	4.9%
Utilities	1.2%

Total	100.0%

At March 31, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	16.6%
U.S. Dollar	16.2%
Indian Rupee	12.6%
Brazilian Real	7.4%
Indonesian Rupiah	6.4%
Mexican Peso	6.2%
South Korean Won	5.9%
South African Rand	5.6%
New Taiwan Dollar	4.1%
Thai Baht	3.8%
Turkish Lira	2.9%
Chilean Peso	1.8%
Malaysian Ringgit	1.7%
Qatari Rial	1.6%
Canadian Dollar	1.4%
Nigerian Naira	1.1%
Australian Dollar	1.1%
Colombian Peso	1.0%
All Other Currencies	2.6%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—56.0%
	China—20.0%
*	Brilliance China Automotive Holdings, Ltd. (Automobiles)	512,000	$602
	China Mobile, Ltd. (Wireless telecommunication services)	156,000	1,652
	China Overseas Land & Investment, Ltd. (Real estate management & development)	526,000	1,450
	China Unicom Hong Kong, Ltd. (Diversified telecommunication services)	422,000	565
	Great Wall Motor Co., Ltd. Class “H” (Automobiles)	258,000	874
	Industrial and Commercial Bank of China, Ltd. Class “H” (Commercial banks)	2,463,000	1,726
	Kunlun Energy Co., Ltd. (Oil, gas & consumable fuels)	964,000	2,049
	Lenovo Group, Ltd. (Computers & peripherals)	1,214,000	1,206
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	150,000	1,163
	Sun Art Retail Group, Ltd. (Food & staples retailing)	466,500	649
	Tencent Holdings, Ltd. (Internet software & services)	29,800	947
	Want Want China Holdings, Ltd. (Food products)	502,000	770

			13,653

	India—11.2%
	Bajaj Auto, Ltd. (Automobiles)	25,424	842
	HCL Technologies, Ltd. (IT services)	48,500	709
	HDFC Bank, Ltd. (Commercial banks)	57,364	660
	Housing Development Finance Corporation (Thrifts & mortgage finance)	48,487	737
	ITC, Ltd. (Tobacco)	244,606	1,393
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	100,643	1,517
	Tata Consultancy Services, Ltd. (IT services)	38,674	1,121
	Tata Motors, Ltd. (Automobiles)	129,268	640

			7,619

	Indonesia—5.7%
	PT Astra International Tbk (Automobiles)	1,113,000	905
	PT Bank Rakyat Indonesia Persero Tbk (Commercial banks)	1,596,500	1,437
	PT Kalbe Farma Tbk (Pharmaceuticals)	2,795,000	357
	PT Telekomunikasi Indonesia Tbk (Diversified telecommunication services)	1,042,500	1,180

			3,879

	Malaysia—1.0%
*	IHH Healthcare Bhd (Health care providers & services)	607,700	722

	Philippines—1.1%
	SM Prime Holdings, Inc. (Real estate management & development)	1,579,700	740

	South Korea—6.2%
	Hyundai Motor Co. (Automobiles)	5,440	1,093
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	2,297	3,117

			4,210

	Taiwan—6.5%
	Asustek Computer, Inc. (Computers & peripherals)	83,000	987
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	544,770	1,507
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	111,843	1,922

			4,416

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—56.0%—(continued)
	Thailand—4.3%
	Advanced Info Service PCL (Wireless telecommunication services)	100,800	$812
	CP ALL PCL (Food & staples retailing)	457,300	715
	Kasikornbank PCL (Commercial banks)	202,600	1,446

			2,973

	Emerging Latin America—22.3%
	Brazil—5.5%
	BR Malls Participacoes S.A. (Real estate management & development)	51,800	645
	Cia de Bebidas das Americas—ADR (Beverages)	41,457	1,755
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	102,500	1,042
	Localiza Rent a Car S.A. (Road & rail)	18,300	327

			3,769

	Chile—0.5%
	S.A.C.I. Falabella (Multiline retail)	30,514	367

	Colombia—3.7%
	Ecopetrol S.A. (Oil, gas & consumable fuels)	363,194	1,005
	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	71,213	1,503

			2,508

	Mexico—11.2%
	Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	15,783	1,791
	Grupo Financiero Banorte S.A.B. de C.V. (Commercial banks)	345,800	2,772
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	651,900	2,625
*	Grupo Sanborns S.A. de C.V. (Multiline retail)	189,500	430

			7,618

	Peru—1.4%
	Credicorp, Ltd. (Commercial banks)†	5,689	945

	Emerging Europe, Mid-East, Africa—17.0%
	Nigeria—0.5%
	Guaranty Trust Bank plc (Commercial banks)	2,253,360	370

	Qatar—2.6%
	Industries Qatar QSC (Industrial conglomerates)	40,355	1,782

	Russia—5.3%
	Magnit OAO (Food & staples retailing)†	902	174
	Magnit OJSC—144A—GDR (Food & staples retailing)†	29,053	1,312
	Sberbank of Russian Federation (Commercial banks)†	666,869	2,114

			3,600

	South Africa—4.8%
	Bidvest Group, Ltd. (Industrial conglomerates)	26,570	700
	FirstRand, Ltd. (Diversified financial services)	188,423	660
	MTN Group, Ltd. (Wireless telecommunication services)	35,672	626

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—17.0%—(continued)
South Africa—4.8%—(continued)
Naspers, Ltd. (Media)	10,743	$669
Shoprite Holdings, Ltd. (Food & staples retailing)	30,961	616

		3,271

Turkey—2.7%
Turkiye Halk Bankasi A.S. (Commercial banks)	174,242	1,863

United Arab Emirates—1.1%
First Gulf Bank PJSC (Commercial banks)	198,091	747

Total Common Stocks—95.3% (cost $56,736)		65,052

Preferred Stock
Brazil—3.2%
Itau Unibanco Holding S.A. (Commercial banks)	123,300	2,196

Total Preferred Stock—3.2% (cost $1,908)		2,196

Repurchase Agreement
Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $348, collateralized by U.S.Treasury Note, 0.250%, due 09/15/15	$348	348

Total Repurchase Agreement—0.5% (cost $348)		348

Total Investments—99.0% (cost $58,992)		67,596
Cash and other assets, less liabilities—1.0%		655

Net assets—100.0%		$68,251

ADR = American Depository Receipt

GDR = Global Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

At March 31, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	32.3%
Information Technology	17.1%
Consumer Staples	13.6%
Consumer Discretionary	9.5%
Telecommunication Services	7.2%
Energy	6.8%
Industrials	5.7%
Materials	3.9%
Health Care	3.9%

Total	100.0%

At March 31, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	20.3%
U.S. Dollar	14.9%
Indian Rupee	11.3%
Mexican Peso	8.7%
Brazilian Real	6.2%
South Korean Won	6.3%
Indonesian Rupiah	5.8%
South African Rand	4.9%
Thai Baht	4.4%
New Taiwan Dollar	3.7%
Turkish Lira	2.8%
Qatari Rial	2.6%
Canadian Dollar	2.2%
Colombian Peso	1.5%
UAE Dirham	1.1%
Philippine Peso	1.1%
Malaysian Ringgit	1.1%
All Other Currencies	1.1%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—65.6%
	Cambodia—1.9%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	1,554,000	$1,311

	China—14.3%
	AAC Technologies Holdings, Inc. (Communications equipment)	116,000	557
	Biostime International Holdings, Ltd. (Food products)	145,000	756
	China Medical System Holdings, Ltd. (Pharmaceuticals)	668,000	678
	China Overseas Grand Oceans Group, Ltd. (Real estate management & development)	503,000	664
	Dongyue Group (Chemicals)	1,328,000	770
*	Haier Electronics Group Co., Ltd. (Household durables)	320,000	510
	Haitian International Holdings, Ltd. (Machinery)	784,000	1,220
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	63,196	770
	Minth Group, Ltd. (Auto components)	672,000	990
	Prince Frog International Holdings, Ltd. (Personal products)	1,302,000	671
	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	1,312,000	916
	Tiangong International Co., Ltd. (Metals & mining)	2,202,000	641
	Yingde Gases (Chemicals)	447,500	499

			9,642

	India—8.5%
	Amara Raja Batteries, Ltd. (Electrical equipment)	61,903	313
	Berger Paints India, Ltd. (Chemicals)	139,025	499
	Eicher Motors, Ltd. (Machinery)	7,496	353
	GlaxoSmithKline Consumer Healthcare, Ltd. (Food products)	4,662	360
	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	32,325	275
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	120,452	466
	Havells India, Ltd. (Electrical equipment)	34,602	410
	IndusInd Bank, Ltd. (Commercial banks)	64,827	483
	Ipca Laboratories, Ltd. (Pharmaceuticals)	51,267	499
	Marico, Ltd. (Personal products)	72,650	285
	Motherson Sumi Systems, Ltd. (Auto components)	88,220	315
	Page Industries, Ltd. (Textiles, apparel & luxury goods)	5,819	357
	Pidilite Industries, Ltd. (Chemicals)	145,657	707
	Yes Bank, Ltd. (Commercial banks)	54,800	433

			5,755

	Indonesia—7.7%
	PT Ace Hardware Indonesia Tbk (Specialty retail)	5,217,500	446
	PT Alam Sutera Realty Tbk (Real estate management & development)	8,414,500	927
*	PT Bank Tabungan Pensiunan Nasional Tbk (Commercial banks)	252,500	138
	PT Ciputra Development Tbk (Real estate management & development)	8,105,500	901
	PT Holcim Indonesia Tbk (Construction materials)	1,091,500	404
	PT Mitra Adiperkasa Tbk (Multiline retail)	1,064,000	996
	PT Pakuwon Jati Tbk (Real estate management & development)	16,781,500	665
	PT Sumber Alfaria Trijaya Tbk (Food & staples retailing)	320,000	214
*	PT Tower Bersama Infrastructure Tbk (Wireless telecommunication services)	800,000	498

			5,189

	Malaysia—1.3%
	Aeon Co. M Bhd (Multiline retail)	29,900	126

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—65.6%—(continued)
	Malaysia—1.3%—(continued)
	Dayang Enterprise Holdings Bhd (Energy equipment & services)	474,900	$419
	Guinness Anchor Bhd (Beverages)	9,300	55
	Oldtown Bhd (Food products)	310,400	247

			847

	Philippines—7.6%
	Alliance Global Group, Inc. (Industrial conglomerates)	1,142,400	592
*	East West Banking Corporation (Commercial banks)	1,153,400	944
	Puregold Price Club, Inc. (Food & staples retailing)	1,682,400	1,651
	Security Bank Corporation (Commercial banks)	206,010	919
	Universal Robina Corporation (Food products)	361,110	1,000

			5,106

	South Korea—5.1%
	Able C&C Co., Ltd. (Personal products)	208	16
*	Cheil Worldwide, Inc. (Media)	15,060	325
	GS Home Shopping, Inc. (Internet & catalog retail)	4,023	707
	Hana Tour Service, Inc. (Hotels, restaurants & leisure)	6,726	419
	Kolao Holdings (Automobiles)	44,378	1,089
	Paradise Co., Ltd. (Hotels, restaurants & leisure)	45,273	863

			3,419

	Sri Lanka—1.1%
	Commercial Bank of Ceylon plc (Commercial banks)	333,572	297
	John Keells Holdings plc (Industrial conglomerates)	233,801	456

			753

	Taiwan—5.4%
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	71,000	311
	Ginko International Co., Ltd. (Health care equipment & supplies)	38,000	626
	Hiwin Technologies Corporation (Machinery)	86,000	633
	Merida Industry Co., Ltd. (Leisure equipment & products)	150,000	903
	Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	97,000	423
	St Shine Optical Co., Ltd. (Health care equipment & supplies)	37,000	723

			3,619

	Thailand—12.7%
	Asian Property Development PCL (Real estate management & development)	2,744,900	881
	Bangkok Chain Hospital PCL (Health care providers & services)	1,993,000	803
	Dynasty Ceramic PCL (Building products)	306,600	652
	Home Product Center PCL (Specialty retail)	1,501,840	862
	Kiatnakin Bank PCL (Commercial banks)	359,100	815
	LPN Development PCL (Real estate management & development)	594,600	513
	Major Cineplex Group PCL (Media)	613,000	429
	Minor International PCL (Hotels, restaurants & leisure)	1,090,210	893
	Robinson Department Store PCL (Multiline retail)	283,200	740
	Siam Global House PCL (Specialty retail)	988,100	705
	Siam Makro PCL (Food & staples retailing)	8,250	148
	Thai Tap Water Supply PCL (Water utilities)	1,825,100	673

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—65.6%—(continued)
	Thailand—12.7%—(continued)
	Tisco Financial Group PCL (Commercial banks)	232,200	$438

			8,552

	Emerging Latin America—17.6%
	Brazil—5.4%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	28,900	582
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	37,600	474
	International Meal Co. Holdings S.A. (Hotels, restaurants & leisure)	47,500	599
	Kroton Educacional S.A. (Diversified consumer services)	40,720	523
*	Linx S.A. (Software)	23,800	374
	Localiza Rent a Car S.A. (Road & rail)	3,500	63
	Lojas Renner S.A. (Multiline retail)	1,750	66
	Mills Estruturas e Servicos de Engenharia S.A. (Trading companies & distributors)	49,086	792
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A (Commercial services & supplies)	9,400	181

			3,654

	Chile—3.3%
	Inversiones La Construccion S.A. (Diversified financial services)	35,655	692
	Parque Arauco S.A. (Real estate management & development)	237,352	614
	Sonda S.A. (IT services)	254,526	890

			2,196

	Mexico—7.4%
*	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	442,324	1,271
*	Banregio Grupo Financiero S.A.B. de C.V. (Commercial banks)	200,138	1,042
	Compartamos S.A.B. de C.V. (Consumer finance)	290,800	534
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	260,100	858
*	Macquarie Mexico Real Estate Management S.A. de C.V.—144A (Real estate investment trusts (REITs))	409,570	912
*	TF Administradora Industrial S de RL de C.V. (Real estate investment trusts (REITs))	170,302	381

			4,998

	Panama—0.6%
	Copa Holdings S.A. (Airlines)†	3,199	383

	Peru—0.9%
	Alicorp S.A. (Food products)	31,827	118
	Grana y Montero S.A. (Construction & engineering)	109,463	482

			600

	Emerging Europe, Mid-East, Africa—13.3%
	Kenya—1.7%
	Equity Bank, Ltd. (Commercial banks)	393,200	150
	Kenya Commercial Bank, Ltd. (Commercial banks)	549,700	267
	Safaricom, Ltd. (Wireless telecommunication services)	10,257,400	744

			1,161

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—13.3%—(continued)
	Nigeria—2.5%
	Access Bank plc (Commercial banks)	2,976,929	$192
	Guaranty Trust Bank plc (Commercial banks)	4,357,041	714
	Nestle Nigeria plc (Food products)	129,822	771

			1,677

	Poland—3.0%
*	Alior Bank S.A. (Commercial banks)	13,810	295
	Eurocash S.A. (Food & staples retailing)	64,348	1,050
	LPP S.A. (Textiles, apparel & luxury goods)	395	685

			2,030

	Russia—0.6%
*	MD Medical Group Investments plc—144A—GDR (Health care providers & services)	21,937	386

	South Africa—1.7%
	Coronation Fund Managers, Ltd. (Capital markets)	134,383	702
	Discovery Holdings, Ltd. (Insurance)	39,833	339
	Life Healthcare Group Holdings Pte, Ltd. (Health care providers & services)	27,955	105

			1,146

	Turkey—3.4%
	Anadolu Hayat Emeklilik A.S. (Insurance)	124,382	413
	Bizim Toptan Satis Magazalari A.S. (Food & staples retailing)	50,772	867
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	94,955	685
	Turkiye Sinai Kalkinma Bankasi A.S. (Commercial banks)	248,805	342

			2,307

	United Arab Emirates—0.4%
*	NMC Health plc (Health care providers & services)	56,451	281

	Total Common Stocks—96.5% (cost $58,784)		65,012

	Preferred Stock
	Brazil—1.2%
	Marcopolo S.A. (Machinery)	112,000	795

	Total Preferred Stock—1.2% (cost $711)		795

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $2,352, collateralized by U.S. Treasury Note, 0.250%, due 9/15/15	$2,352	2,352

	Total Repurchase Agreement—3.5% (cost $2,352)		2,352

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Total Investments—101.2% (cost $61,847)	68,159
Liabilities, plus cash and other assets—(1.2)%	(797)

Net assets—100.0%	$67,362

GDR = Global Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

At March 31, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	28.1%
Consumer Discretionary	26.9%
Consumer Staples	12.5%
Industrials	11.1%
Health Care	8.0%
Materials	5.3%
Information Technology	4.6%
Telecommunication Services	1.9%
Utilities	1.0%
Energy	0.6%

Total	100.0%

At March 31, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	15.5%
Thai Baht	13.0%
Indian Rupee	8.7%
Indonesian Rupiah	7.9%
Philippine Peso	7.8%
Mexican Peso	7.6%
Brazilian Real	6.8%
New Taiwan Dollar	5.5%
South Korean Won	5.2%
Turkish Lira	3.5%
Chilean Peso	3.3%
Euro	2.6%
Nigerian Naira	2.6%
U.S. Dollar	2.3%
Kenyan Shilling	1.8%
South African Rand	1.7%
Malaysian Ringgit	1.3%
Sri Lanka Rupee	1.1%
All Other Currencies	1.8%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2013 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—44.1%
U.S. Treasury Inflation Indexed Notes/Bonds—7.4%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$5,886	$6,866
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	9,244	15,018

Total U.S. Treasury Inflation Indexed Notes/Bonds		21,884

U.S. Treasury—0.9%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	2,900	2,644

Government National Mortgage Association (GNMA)—1.9%
#344834, 6.250%, due 7/15/13	1	1
#344902, 6.250%, due 3/15/14	3	3
#623162, 6.500%, due 7/15/18	34	37
#616250, 6.000%, due 2/15/24	10	11
#422470, 7.500%, due 3/15/26	1	1
#509405, 7.500%, due 8/15/29	1	1
GNR 2004-2 M5, 4.891%, due 7/16/34	125	130
GNR 2006-67 GB, 4.870%, due 9/16/34, VRN	120	120
#699118, 6.000%, due 9/15/38	4,695	5,320

Total GNMA Mortgage Obligations		5,624

Federal Home Loan Mortgage Corp. (FHLMC)—7.1%
#J16051, 4.500%, due 7/1/26	1,130	1,233
#J21621, 3.000%, due 12/1/27	3,343	3,555
#G01728, 7.500%, due 7/1/32	246	302
#C01385, 6.500%, due 8/1/32	228	263
#A13303, 5.000%, due 9/1/33	452	509
#C01623, 5.500%, due 9/1/33	307	336
#A15039, 5.500%, due 10/1/33	5	5
#G01843, 6.000%, due 6/1/35	58	65
#G02141, 6.000%, due 3/1/36	1,267	1,446
#A62179, 6.000%, due 6/1/37	598	668
#A63539, 6.000%, due 7/1/37	787	894
#A62858, 6.500%, due 7/1/37	416	467
#G03170, 6.500%, due 8/1/37	1,040	1,170
#A66843, 6.500%, due 10/1/37	1,539	1,744
#A78138, 5.500%, due 6/1/38	898	1,010
#G04544, 6.000%, due 8/1/38	2,577	2,843
#A81799, 6.500%, due 9/1/38	1,754	1,987
#A86143, 5.000%, due 5/1/39	103	114
#G06017, 5.500%, due 6/1/40	398	445
#C03665, 9.000%, due 4/1/41	1,523	1,888

Total FHLMC Mortgage Obligations		20,944

Federal National Mortgage Association (FNMA)—26.8%
#576553, 8.000%, due 2/1/16	7	8
#580793, 6.000%, due 4/1/16	1	1
#624506, 6.000%, due 1/1/17	2	2
#679247, 7.000%, due 8/1/17	7	8
#689612, 5.000%, due 5/1/18	210	225
#695910, 5.000%, due 5/1/18	416	447

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2013 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#697593, 5.000%, due 5/1/18	$379	$407
#770395, 5.000%, due 4/1/19	8	9
#900725, 6.000%, due 8/1/21	104	114
#893325, 7.000%, due 9/1/21	8	9
#AA2924, 4.500%, due 4/1/24	747	824
#932095, 4.000%, due 11/1/24	2,946	3,234
#255956, 5.500%, due 10/1/25	48	53
#AH2671, 4.000%, due 1/1/26	394	432
#AB2256, 3.500%, due 2/1/26	1,117	1,211
#890329, 4.000%, due 4/1/26	434	475
#AI4872, 4.500%, due 6/1/26	753	831
#AL2851, 4.000%, due 8/1/26	6,643	7,290
#AI9811, 4.500%, due 8/1/26	489	540
#AH9564, 3.500%, due 9/1/26	989	1,072
#AJ8149, 3.500%, due 12/1/26	1,229	1,332
#AJ9402, 4.000%, due 12/1/26	2,109	2,315
#AB4818, 4.000%, due 4/1/27	1,153	1,265
#AP0446, 3.500%, due 7/1/27	5,203	5,641
#AL2590, 4.000%, due 7/1/27	2,277	2,499
#252925, 7.500%, due 12/1/29	3	3
#535977, 6.500%, due 4/1/31	20	23
#253907, 7.000%, due 7/1/31	3	4
#587849, 6.500%, due 11/1/31	31	37
#545437, 7.000%, due 2/1/32	114	133
#545759, 6.500%, due 7/1/32	1,176	1,349
#678007, 6.000%, due 9/1/32	21	23
#254548, 5.500%, due 12/1/32	50	56
#684601, 6.000%, due 3/1/33	1,109	1,253
#703391, 5.000%, due 5/1/33	174	188
#708993, 5.000%, due 6/1/33	70	79
#190340, 5.000%, due 9/1/33	149	162
#254868, 5.000%, due 9/1/33	16	17
#727056, 5.000%, due 9/1/33	786	884
#739243, 6.000%, due 9/1/33	1,376	1,576
#739331, 6.000%, due 9/1/33	678	777
#555800, 5.500%, due 10/1/33	167	184
#555946, 5.500%, due 11/1/33	601	681
#756153, 5.500%, due 11/1/33	1,407	1,584
#725017, 5.500%, due 12/1/33	72	81
#725205, 5.000%, due 3/1/34	1,974	2,147
#725232, 5.000%, due 3/1/34	2,109	2,298
#725238, 5.000%, due 3/1/34	746	813
#763798, 5.500%, due 3/1/34	218	246
#776964, 5.000%, due 4/1/34	582	654
#725611, 5.500%, due 6/1/34	289	319
#783786, 5.500%, due 7/1/34	220	250
#786546, 6.000%, due 7/1/34	624	702
#787816, 6.000%, due 7/1/34	701	802
#190353, 5.000%, due 8/1/34	222	241
#794474, 6.000%, due 10/1/34	120	135
#745092, 6.500%, due 7/1/35	851	978

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2013 (all amounts in thousands) (unaudited)

	Issuer	NRSRO Rating	Principal Amount	Value
	U.S. Government and U.S. Government Agency—(continued)
	Federal National Mortgage Association (FNMA)—(continued)
	#357944, 6.000%, due 9/1/35		$66	$74
	#829306, 6.000%, due 9/1/35		786	872
	#836140, 5.500%, due 10/1/35		103	116
	#843487, 6.000%, due 10/1/35		197	226
	#849191, 6.000%, due 1/1/36		401	451
	#848782, 6.500%, due 1/1/36		498	562
	#745349, 6.500%, due 2/1/36		790	893
	#888305, 7.000%, due 3/1/36		21	25
	#895637, 6.500%, due 5/1/36		294	332
	#831540, 6.000%, due 6/1/36		99	112
	#745802, 6.000%, due 7/1/36		401	459
	#886220, 6.000%, due 7/1/36		888	1,016
	#893318, 6.500%, due 8/1/36		115	130
	#902974, 6.000%, due 12/1/36		809	904
	#909480, 6.000%, due 2/1/37		847	953
	#938440, 6.000%, due 7/1/37		396	443
	#928561, 6.000%, due 8/1/37		515	589
	#948689, 6.000%, due 8/1/37		799	894
	#946646, 6.000%, due 9/1/37		245	275
	#888967, 6.000%, due 12/1/37		1,646	1,885
	#889385, 6.000%, due 2/1/38		489	550
	#962058, 6.500%, due 3/1/38		3,407	3,855
	#934006, 6.500%, due 9/1/38		1,041	1,176
	#986856, 6.500%, due 9/1/38		769	862
	#991911, 7.000%, due 11/1/38		642	782
	#AA8443, 5.000%, due 6/1/39		447	506
	#931492, 6.000%, due 7/1/39		327	374
	#AA6898, 6.000%, due 7/1/39		1,618	1,853
	#932279, 5.000%, due 12/1/39		201	224
	#AE0082, 5.000%, due 5/1/40		1,132	1,260
	#AL0913, 6.000%, due 7/1/41		3,319	3,708
	#AK2733, 5.000%, due 2/1/42		3,162	3,574

	Total FNMA Mortgage Obligations			78,858

	Non-Agency Mortgage-Backed Obligations—0.2%
*	First Plus Home Loan Trust, 1997-4, Tranche M1, 7.640%, 9/11/23§**	D	199	167
	First Horizon Asset Securities, Inc., 2004-AR4, Tranche 3A1, 2.587%, 8/25/34, VRN	Aaa	360	343

	Total Non-Agency Mortgage-Backed Obligations			510

	Asset-Backed Securities—2.5%
	Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A2, 5.290%, 3/25/16	Aaa	600	648

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2013 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	$100	$107
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	1,768	1,864
GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA-	2,800	2,844
Centre Point Funding LLC—144A, 2012-2A, Tranche 1, 2.610%, 8/20/21	Baa2	1,865	1,890

Total Asset-Backed Securities			7,353

Corporate Obligations—52.4%
Petrobras International Finance Co., 6.125%, due 10/6/16	A3	1,400	1,565
Ally Financial, Inc., 5.500%, due 2/15/17	BB-	1,788	1,934
Penske Truck Leasing Co. L.P.—144A, 3.750%, due 5/11/17	BBB+	2,000	2,143
ERP Operating L.P., 5.750%, due 6/15/17	BBB+	2,075	2,425
JPMorgan Chase & Co., 6.125%, due 6/27/17	A	1,600	1,878
General Motors Financial Co., Inc.—144A, 4.750%, due 8/15/17	BB	1,000	1,043
American Express Co., 6.150%, due 8/28/17	A+	2,050	2,452
Capital One Financial Corporation, 6.750%, due 9/15/17	A-	1,900	2,295
Exelon Generation Co. LLC, 6.200%, due 10/1/17	BBB+	1,160	1,360
Toll Brothers Finance Corporation, 8.910%, due 10/15/17	BBB-	1,050	1,295
American Tower Corporation, 4.500%, due 1/15/18	Baa3	1,625	1,787
Intesa Sanpaolo SpA, 3.875%, due 1/16/18	BBB+	3,000	2,901
Banco Davivienda S.A.—144A, 2.950%, due 1/29/18	BBB-	2,000	1,962
Wyndham Worldwide Corporation, 2.500%, due 3/1/18	BBB-	500	503
Morgan Stanley, 6.625%, due 4/1/18	A	2,575	3,078
International Lease Finance Corporation, 3.875%, due 4/15/18	BBB-	1,400	1,397
Simon Property Group L.P., 6.125%, due 5/30/18	A-	2,500	3,054
Merrill Lynch & Co., Inc., 6.875%, due 11/15/18	A	1,100	1,350

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2013 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
CSX Corporation, 7.375%, due 2/1/19	BBB	$870	$1,109
Cemex S.A.B. de C.V.—144A, 5.875%, due 3/25/19	B+	1,000	1,010
Citigroup, Inc., 8.500%, due 5/22/19	A	2,050	2,731
Discovery Communications LLC, 5.625%, due 8/15/19	BBB	550	652
Roper Industries, Inc., 6.250%, due 9/1/19	BBB	1,850	2,241
Republic Services, Inc., 5.500%, due 9/15/19	BBB	1,725	2,048
SBA Communications Corp.—144A, 5.625%, due 10/1/19	B2	1,250	1,286
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,575	1,895
Toll Brothers Finance Corporation, 6.750%, due 11/1/19	BBB-	500	583
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	Baa3	3,050	3,851
Jarden Corporation, 7.500%, due 1/15/20	B	1,550	1,688
Johnson Controls, Inc., 5.000%, due 3/30/20	BBB+	1,675	1,906
The Goldman Sachs Group, Inc., 6.000%, due 6/15/20	A	2,575	3,039
Hologic, Inc., 6.250%, due 8/1/20	BB	1,100	1,170
Alcoa, Inc., 6.150%, due 8/15/20	BBB-	2,050	2,232
Omnicom Group, Inc., 4.450%, due 8/15/20	BBB+	2,075	2,257
The Goodyear Tire & Rubber Co., 8.250%, due 8/15/20	B+	1,500	1,659
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A	1,500	1,775
Standard Pacific Corporation, 8.375%, due 1/15/21	B+	1,750	2,072
Petrobras International Finance Co., 5.375%, due 1/27/21	A3	1,200	1,295
ArcelorMittal, 6.000%, due 3/1/21	BB+	1,600	1,682
Wyndham Worldwide Corporation, 5.625%, due 3/1/21	BBB-	1,000	1,123
Ball Corporation, 5.750%, due 5/15/21	BB+	1,550	1,674
Energizer Holdings, Inc., 4.700%, due 5/19/21	BBB-	2,050	2,187

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2013 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Hewlett-Packard Co., 4.300%, due 6/1/21	A-	$2,900	$2,944
JBS USA LLC / JBS USA Finance, Inc.—144A, 7.250%, due 6/1/21	BB	1,000	1,048
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB	2,275	2,502
Corporation Nacional del Cobre de Chile—144A, 3.875%, due 11/3/21	A1	1,900	1,993
Itau Unibanco Holding S.A.—144A, 6.200%, due 12/21/21	BBB	2,500	2,725
SLM Corporation, 7.250%, due 1/25/22	BBB-	3,000	3,353
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BB+	1,000	1,116
Masco Corporation, 5.950%, due 3/15/22	BBB-	1,675	1,884
BE Aerospace, Inc., 5.250%, due 4/1/22	BB	1,550	1,598
Discover Financial Services, 5.200%, due 4/27/22	BBB	2,150	2,412
American International Group, Inc., 4.875%, due 6/1/22	A-	700	792
Kraft Foods Group, Inc., 3.500%, due 6/6/22	BBB	1,900	1,987
Embraer S.A., 5.150%, due 6/15/22	BBB-	2,500	2,722
Bancolombia S.A., 5.125%, due 9/11/22	Baa3	2,500	2,513
DR Horton, Inc., 4.375%, due 9/15/22	Ba2	2,350	2,309
Mexichem S.A.B. de C.V.—144A, 4.875%, due 9/19/22	BBB-	1,500	1,590
WEA Finance LLC—144A, 3.375%, due 10/3/22	A2	2,650	2,697
American Axle & Manufacturing, Inc., 6.625%, due 10/15/22	B	1,550	1,604
Southern Copper Corporation, 3.500%, due 11/8/22	BBB+	2,500	2,488
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	Baa2	1,650	1,697
Camden Property Trust, 2.950%, due 12/15/22	BBB+	2,325	2,271
Owens Corning, Inc., 4.200%, due 12/15/22	BBB-	500	511
Royal Bank of Scotland Group plc, 6.125%, due 12/15/22	BBB-	3,200	3,310
Minerva Luxembourg S.A.—144A, 7.750%, due 1/31/23	B+	2,000	2,145

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2013 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Carlyle Holdings Finance LLC—144A, 3.875%, due 2/1/23	A-	$2,425	$2,484
Jaguar Land Rover Automotive plc—144A, 5.625%, due 2/1/23	BB-	1,500	1,558
The Kroger Co., 8.000%, due 9/15/29	BBB	450	592
Conoco Funding Co., 7.250%, due 10/15/31	A1	450	642
Comcast Corporation, 6.450%, due 3/15/37	A-	650	825
Yum! Brands, Inc., 6.875%, due 11/15/37	BBB	625	815
JPMorgan Chase & Co., 6.400%, due 5/15/38	A+	1,470	1,885
Philip Morris International, Inc., 6.375%, due 5/16/38	A	2,175	2,820
General Electric Capital Corporation, 6.875%, due 1/10/39	AA+	750	983
Burlington Northern Santa Fe LLC, 5.750%, due 5/1/40	A3	1,565	1,875
Express Scripts Holding Co., 6.125%, due 11/15/41	BBB+	2,500	3,136
Gilead Sciences, Inc., 5.650%, due 12/1/41	A-	1,775	2,154
Citigroup, Inc., 5.875%, due 1/30/42	A	750	896
Bank of America Corporation, 5.875%, due 2/7/42	A	2,375	2,822
Odebrecht Finance Ltd.—144A, 7.125%, due 6/26/42	BBB-	2,000	2,265
Jefferies Group LLC, 6.500%, due 1/20/43	BBB	755	805

Total Corporate Obligations			154,355

Total Long-Term Investments—99.2% (cost $274,941)			292,172

Repurchase Agreements
Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $3,596, collateralized by FHLB, 3.170%, due 10/4/27	Aaa	3,596	3,596

Total Repurchase Agreement—1.2% (cost $3,596)			3,596

Total Investments—100.4% (cost $278,537)			295,768
Liabilities, plus cash and other assets—(0.4)%			(1,311)

Net assets—100.0%			$294,457

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2013 (all amounts in thousands) (unaudited)

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.06% of the net assets at March 31, 2013.

* = Non-income producing security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.06% of the Fund’s net assets at March 31, 2013.

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2013 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—55.3%
U.S. Treasury Inflation Indexed Notes/Bonds—7.5%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$4,139	$4,828
U.S. Treasury Inflation Indexed Note, 1.125%, due 1/15/21	4,895	5,770

Total U.S. Treasury Inflation Indexed Notes/Bonds		10,598

U.S. Treasury—0.6%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,000	912

Government National Mortgage Association (GNMA)—0.1%
#780405, 9.500%, due 11/15/17	73	78
#357322, 7.000%, due 9/15/23	51	59

Total GNMA Mortgage Obligations		137

Federal Home Loan Mortgage Corp. (FHLMC)—9.0%
#E72924, 7.000%, due 10/1/13	31	31
#E81703, 7.000%, due 5/1/15	79	80
#E81697, 8.000%, due 5/1/15	284	297
#E81908, 8.500%, due 12/1/15	21	22
#J02184, 8.000%, due 4/1/16	144	150
#G90022, 8.000%, due 9/17/16	80	81
#M30028, 5.500%, due 5/1/17	9	9
#E90398, 7.000%, due 5/1/17	313	334
#E97112, 4.000%, due 5/1/18	144	153
#D95621, 6.500%, due 7/1/22	1,318	1,469
#J16051, 4.500%, due 7/1/26	2,094	2,285
#J19032, 3.500%, due 5/1/27	1,363	1,476
#J21621, 3.000%, due 12/1/27	2,422	2,576
#A45790, 7.500%, due 5/1/35	218	256
#G02141, 6.000%, due 3/1/36	634	724
#A66843, 6.500%, due 10/1/37	696	789
#A81799, 6.500%, due 9/1/38	983	1,114
#C03665, 9.000%, due 4/1/41	739	916

Total FHLMC Mortgage Obligations		12,762

Federal National Mortgage Association (FNMA)—38.1%
#593561, 9.500%, due 8/1/14	25	25
#567027, 7.000%, due 9/1/14	107	108
#567026, 6.500%, due 10/1/14	63	64
#458124, 7.000%, due 12/15/14	22	22
#576554, 8.000%, due 1/1/16	303	320
#576553, 8.000%, due 2/1/16	452	479
#555747, 8.000%, due 5/1/16	31	32
#735569, 8.000%, due 10/1/16	212	225
#725410, 7.500%, due 4/1/17	68	72
#643217, 6.500%, due 6/1/17	120	128
#679247, 7.000%, due 8/1/17	424	452
#695910, 5.000%, due 5/1/18	433	465
#740847, 6.000%, due 10/1/18	253	271
#323501, 6.500%, due 1/1/19	83	89
#751313, 5.000%, due 3/1/19	369	405

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2013 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#852864, 7.000%, due 7/1/20	$973	$1,088
#458147, 10.000%, due 8/15/20	222	254
#835563, 7.000%, due 10/1/20	364	401
#735574, 8.000%, due 3/1/22	244	274
#679253, 6.000%, due 10/1/22	633	704
FNR G93-19 SH, 11.234%, due 4/25/23, VRN	11	13
#982878, 4.500%, due 5/1/23	524	571
#932095, 4.000%, due 11/1/24	9,349	10,260
#AC5124, 4.000%, due 11/1/24	588	645
#AC6257, 4.000%, due 12/1/24	142	156
#AD8164, 4.000%, due 8/1/25	768	843
#AE1176, 4.000%, due 8/1/25	722	793
#255956, 5.500%, due 10/1/25	145	160
#AB2256, 3.500%, due 2/1/26	1,117	1,211
#890329, 4.000%, due 4/1/26	2,170	2,374
#AL2851, 4.000%, due 8/1/26	2,847	3,124
#AI9811, 4.500%, due 8/1/26	733	809
#AJ2322, 3.500%, due 10/1/26	867	940
#AJ3203, 4.000%, due 10/1/26	1,775	1,948
#AJ8149, 3.500%, due 12/1/26	2,433	2,638
#AJ7724, 4.000%, due 12/1/26	841	923
#AK0498, 3.500%, due 1/1/27	524	569
#256639, 5.000%, due 2/1/27	34	37
#AB4818, 4.000%, due 4/1/27	892	979
#AP0446, 3.500%, due 7/1/27	3,311	3,590
#AL2590, 4.000%, due 7/1/27	2,827	3,102
#806458, 8.000%, due 6/1/28	189	220
#880155, 8.500%, due 7/1/29	374	446
#797846, 7.000%, due 3/1/32	569	637
#745519, 8.500%, due 5/1/32	184	219
#654674, 6.500%, due 9/1/32	117	136
#733897, 6.500%, due 12/1/32	264	303
#254693, 5.500%, due 4/1/33	23	25
#555531, 5.500%, due 6/1/33	63	69
#555591, 5.500%, due 7/1/33	38	41
#725231, 5.000%, due 2/1/34	472	514
#725220, 5.000%, due 3/1/34	467	509
#725232, 5.000%, due 3/1/34	455	496
#725238, 5.000%, due 3/1/34	257	280
#776964, 5.000%, due 4/1/34	873	981
#725424, 5.500%, due 4/1/34	245	270
#255630, 5.000%, due 3/1/35	27	29
#886220, 6.000%, due 7/1/36	632	724
#928658, 6.500%, due 9/1/37	76	85
#889385, 6.000%, due 2/1/38	1,140	1,282
#962058, 6.500%, due 3/1/38	1,193	1,351
#991911, 7.000%, due 11/1/38	411	500
#AL0028, 5.000%, due 2/1/41	424	478
#AL0913, 6.000%, due 7/1/41	2,414	2,697

Total FNMA Mortgage Obligations		53,855

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2013 (all amounts in thousands) (unaudited)

	Issuer	NRSRO Rating	Principal Amount	Value
	Non-Agency Mortgage-Backed Obligations—0.8%
*	First Plus Home Loan Trust, 1997-4, Tranche M1, 7.640%, 9/11/23§**	D	$676	$565
*	First Plus Home Loan Trust, 1997-4, Tranche M2, 7.830%, 9/11/23§**	D	143	104
*	First Plus Home Loan Trust, 1998-3, Tranche M2, 7.920%, 5/10/24§**	Caa1ø	256	247
*	Lehman Structured Securities Corp.—144A, 2004-2, Tranche M1, 2.837%, 2/28/33, VRN§	CCC	292	145

	Total Non-Agency Mortgage-Backed Obligations			1,061

	Asset-Backed Securities—3.3%
	Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	905	955
	Chase Issuance Trust, 2008-A8, Tranche A8, 1.403%, 5/15/17, VRN	AAA	1,250	1,279
	Citibank Omni Master Trust—144A, 2009-A14A, Tranche A14, 2.953%, 8/15/18, VRN	Aaa	1,000	1,035
	GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA-	1,350	1,371

	Total Asset-Backed Securities			4,640

	Corporate Obligations—38.8%
	The Goldman Sachs Group, Inc., 3.300%, due 5/3/15	A	600	626
	Bank of America Corporation, 1.104%, due 3/22/16, VRN	A	1,000	996
	Petrobras International Finance Co., 6.125%, due 10/6/16	A3	1,250	1,397
	BHP Billiton Finance USA, Ltd., 5.400%, due 3/29/17	A+	1,000	1,159
	JPMorgan Chase & Co., 6.125%, due 6/27/17	A	1,750	2,054
	Kimberly-Clark Corporation, 6.125%, due 8/1/17	A	1,250	1,511
	American Express Co., 6.150%, due 8/28/17	A+	1,500	1,794
	IBM Corporation, 5.700%, due 9/14/17	AA-	900	1,077
	Capital One Financial Corporation, 6.750%, due 9/15/17	A-	1,000	1,208
	Standard Chartered Bank—144A, 6.400%, due 9/26/17	A+	1,000	1,165
	Baidu, Inc., 2.250%, due 11/28/17	A	1,250	1,265
	Wells Fargo & Co., 5.625%, due 12/11/17	AA-	1,250	1,479

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2013 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Intesa Sanpaolo SpA, 3.875%, due 1/16/18	BBB+	$1,250	$1,209
Morgan Stanley, 6.625%, due 4/1/18	A	1,250	1,494
General Electric Capital Corporation, 5.625%, due 5/1/18	AA+	1,725	2,041
Philip Morris International, Inc., 5.650%, due 5/16/18	A	1,250	1,501
Simon Property Group L.P., 6.125%, due 5/30/18	A-	1,250	1,527
John Deere Capital Corporation, 5.750%, due 9/10/18	A	1,300	1,583
Merrill Lynch & Co., Inc., 6.875%, due 11/15/18	A	1,000	1,228
Honeywell International, Inc., 5.000%, due 2/15/19	A	1,280	1,525
The Procter & Gamble Co., 4.700%, due 2/15/19	AA-	500	589
Citigroup, Inc., 8.500%, due 5/22/19	A	1,250	1,665
Burlington Northern Santa Fe LLC, 4.700%, due 10/1/19	A3	1,000	1,165
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,350	1,624
Royal Bank of Scotland Group plc, 6.400%, due 10/21/19	A	750	895
The Goldman Sachs Group, Inc., 6.000%, due 6/15/20	A	1,250	1,475
Alcoa, Inc., 6.150%, due 8/15/20	BBB-	750	817
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A	1,000	1,183
Hewlett-Packard Co., 4.300%, due 6/1/21	A-	1,250	1,269
Corporation Nacional del Cobre de Chile—144A, 3.875%, due 11/3/21	A1	1,000	1,049
Gilead Sciences, Inc., 4.400%, due 12/1/21	A-	1,425	1,604
Itau Unibanco Holding S.A.—144A, 6.200%, due 12/21/21	BBB	1,000	1,090
SLM Corporation, 7.250%, due 1/25/22	BBB-	1,000	1,118
Masco Corporation, 5.950%, due 3/15/22	BBB-	1,000	1,125
Potomac Electric Power Co., 3.050%, due 4/1/22	A	1,000	1,039
American International Group, Inc., 4.875%, due 6/1/22	A-	1,275	1,442

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2013 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Embraer S.A., 5.150%, due 6/15/22	BBB-	$1,000	$1,089
Odebrecht Finance Ltd.—144A, 5.125%, due 6/26/22	BBB-	1,000	1,052
Bancolombia S.A., 5.125%, due 9/11/22	BBB-	1,000	1,005
Mexichem S.A.B. de C.V.—144A, 4.875%, due 9/19/22	BBB-	1,000	1,060
WEA Finance LLC—144A, 3.375%, due 10/3/22	A2	1,000	1,018
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	Baa2	625	643
Royal Bank of Scotland Group plc, 6.125%, due 12/15/22	BBB-	800	827
Carlyle Holdings Finance LLC—144A, 3.875%, due 2/1/23	A-	1,200	1,229

Total Corporate Obligations			54,911

Total Long-Term Investments—98.2% (cost $133,362)			138,876

Repurchase Agreement
Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $2,296, collateralized by FNMA, 3.300%, due 8/27/32	Aaa	2,296	2,296

Total Repurchase Agreement—1.6% (cost $2,296)			2,296

Total Investments—99.8% (cost $135,658)			141,172
Cash and other assets, less liabilities—0.2%			315

Net assets—100.0%			$141,487

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.75% of the net assets at March 31, 2013.

* = Non-income producing securities

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. These holdings represent 0.65% of the Fund’s net assets at March 31, 2013.

ø = Moody’s withdrew its rating as of July 29, 2011. The rating shown represents the last issued. The bond currently is not rated by a NRSRO.

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—74.1%
U.S. Treasury Inflation Indexed Notes/Bonds—3.2%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$3,711	$4,329
U.S. Treasury Inflation Indexed Note, 1.625%, due 1/15/18	4,561	5,318

Total U.S. Treasury Inflation Indexed Notes/Bonds		9,647

Government National Mortgage Association (GNMA)—1.0%
#623159, 5.000%, due 11/15/13	14	14
#628400, 6.000%, due 11/15/13	30	30
#002682, 6.500%, due 11/20/13	6	6
#623182, 5.000%, due 12/15/13	25	27
#781010, 6.500%, due 4/15/14	23	23
#002761, 6.000%, due 5/20/14	17	17
#002787, 5.500%, due 7/20/14	3	3
#781275, 6.000%, due 10/15/14	57	58
GNR 2011-24 VA, 3.500%, due 2/20/16	1,149	1,203
#561031, 5.500%, due 9/15/16	182	197
#003180, 6.000%, due 1/20/17	25	27
#781567, 5.000%, due 2/15/18	66	70
#606406, 5.000%, due 4/15/18	89	97
#003438, 4.500%, due 9/20/18	164	180
#003465, 4.500%, due 11/20/18	55	60
#004430, 4.500%, due 5/20/24	833	909

Total GNMA Mortgage Obligations		2,921

Federal Home Loan Mortgage Corp. (FHLMC)—19.7%
#G12631, 5.500%, due 4/1/17	239	256
#G13127, 4.500%, due 4/1/18	64	69
#G11606, 4.500%, due 5/1/18	25	27
#E96962, 4.000%, due 6/1/18	108	114
#E01418, 4.000%, due 7/1/18	25	27
#E01424, 4.000%, due 8/1/18	13	14
#E99160, 4.500%, due 9/1/18	125	133
#E99582, 5.000%, due 9/1/18	31	34
#E99659, 4.500%, due 10/1/18	177	188
#B11362, 5.500%, due 12/1/18	19	20
#G13367, 5.500%, due 12/1/18	430	461
#B11849, 5.500%, due 1/1/19	205	223
#B12826, 4.500%, due 3/1/19	708	763
#B13051, 4.500%, due 4/1/19	91	99
#B13143, 4.500%, due 4/1/19	473	516
#B14961, 4.500%, due 6/1/19	91	99
#B15141, 4.500%, due 6/1/19	96	103
#G11604, 5.000%, due 7/1/19	183	197
#G11596, 5.500%, due 8/1/19	155	168
#G11605, 5.500%, due 9/1/19	72	78
#B17142, 4.500%, due 11/1/19	1,144	1,244
#B17161, 4.500%, due 11/1/19	32	34
#G11697, 5.500%, due 4/1/20	1,212	1,314
#J02537, 5.000%, due 9/1/20	74	80
#G12113, 5.500%, due 5/1/21	216	234

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal Home Loan Mortgage Corp. (FHLMC)—(continued)
#E02322, 5.500%, due 5/1/22	$63	$68
#J06484, 5.500%, due 11/1/22	472	512
#J06871, 5.500%, due 1/1/23	164	176
#J08703, 5.500%, due 9/1/23	84	91
#J10351, 4.000%, due 7/1/24	314	342
#C00351, 8.000%, due 7/1/24	106	127
#G13695, 4.000%, due 9/1/24	1,442	1,572
#G00363, 8.000%, due 6/1/25	143	167
#J12853, 4.000%, due 8/1/25	209	228
#C80329, 8.000%, due 8/1/25	28	33
#J13022, 4.000%, due 9/1/25	2,613	2,849
#J14491, 4.000%, due 2/1/26	7,166	7,896
#G14150, 4.500%, due 4/1/26	3,426	3,737
#E02912, 5.000%, due 6/1/26	1,041	1,124
#J16051, 4.500%, due 7/1/26	4,235	4,619
#J18361, 3.500%, due 3/1/27	3,490	3,779
#J19032, 3.500%, due 5/1/27	1,613	1,746
#J21621, 3.000%, due 12/1/27	12,470	13,261
#G04053, 5.500%, due 3/1/38	2,982	3,334
#G04424, 6.000%, due 6/1/38	221	246
#G04778, 6.000%, due 7/1/38	210	240
#A81372, 6.000%, due 8/1/38	83	93
#G04544, 6.000%, due 8/1/38	1,288	1,421
#G04687, 6.000%, due 9/1/38	304	339
#G04745, 6.000%, due 9/1/38	157	174
#A81799, 6.500%, due 9/1/38	923	1,046
#G06017, 5.500%, due 6/1/40	2,603	2,910
#4122, Tranche FP, 0.603%, due 10/15/42, VRN	1,347	1,348

Total FHLMC Mortgage Obligations		59,973

Federal National Mortgage Association (FNMA)—50.2%
#679220, 6.000%, due 12/1/14	11	11
#256224, 5.500%, due 4/1/16	19	20
#254181, 5.000%, due 1/1/17	59	64
#256559, 5.500%, due 1/1/17	11	12
#256606, 5.500%, due 2/1/17	14	15
#256646, 5.500%, due 3/1/17	12	12
#545862, 5.000%, due 8/1/17	61	66
#545898, 5.500%, due 9/1/17	334	359
#545899, 5.500%, due 9/1/17	368	395
#254510, 5.000%, due 11/1/17	56	61
#555029, 5.000%, due 11/1/17	45	48
#254545, 5.000%, due 12/1/17	25	27
#254590, 5.000%, due 1/1/18	28	30
#257067, 5.000%, due 1/1/18	66	71
#663692, 5.000%, due 1/1/18	135	146
#674713, 5.000%, due 1/1/18	11	11
#679305, 5.000%, due 1/1/18	49	53
#254591, 5.500%, due 1/1/18	257	276
#678938, 5.500%, due 2/1/18	26	28

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#683100, 5.500%, due 2/1/18	$343	$368
#254684, 5.000%, due 3/1/18	17	19
#675717, 5.000%, due 3/1/18	207	223
#681361, 5.000%, due 3/1/18	76	82
#656564, 5.000%, due 4/1/18	1,205	1,303
#696677, 5.000%, due 4/1/18	80	87
#702888, 5.000%, due 4/1/18	121	131
#695838, 5.500%, due 4/1/18	77	83
#254721, 5.000%, due 5/1/18	200	217
#697593, 5.000%, due 5/1/18	202	217
#702332, 5.000%, due 5/1/18	43	46
#704049, 5.500%, due 5/1/18	765	822
#735357, 5.500%, due 5/1/18	1,072	1,153
#656573, 5.000%, due 6/1/18	198	213
#709848, 5.000%, due 6/1/18	183	201
#728715, 5.000%, due 7/1/18	314	337
#735003, 5.500%, due 7/1/18	1,118	1,203
#711991, 5.000%, due 8/1/18	171	188
#190341, 5.000%, due 9/1/18	46	50
#743183, 5.000%, due 10/1/18	74	81
#555872, 5.000%, due 11/1/18	179	193
#749596, 5.000%, due 11/1/18	265	291
#745237, 5.000%, due 12/1/18	53	57
#753866, 6.000%, due 12/1/18	360	394
#761246, 5.000%, due 1/1/19	373	409
#761267, 4.500%, due 2/1/19	616	680
#255079, 5.000%, due 2/1/19	47	51
#766059, 5.500%, due 2/1/19	269	295
#766276, 5.000%, due 3/1/19	407	443
#742086, 4.500%, due 4/1/19	2,256	2,489
#779363, 5.000%, due 6/1/19	76	84
#785259, 5.000%, due 8/1/19	326	355
#761489, 5.500%, due 9/1/19	180	197
#788424, 5.500%, due 9/1/19	77	84
#725953, 5.000%, due 10/1/19	94	104
#745877, 5.000%, due 1/1/20	210	231
#735401, 5.500%, due 3/1/20	213	230
#357865, 5.000%, due 7/1/20	209	228
#357978, 5.000%, due 9/1/20	220	241
#745735, 5.000%, due 3/1/21	700	762
#879607, 5.500%, due 4/1/21	114	124
#831497, 6.000%, due 4/1/21	407	445
#880993, 6.000%, due 1/1/22	28	30
#972934, 5.500%, due 2/1/23	335	367
#889342, 5.000%, due 3/1/23	133	144
#982878, 4.500%, due 5/1/23	474	516
#555734, 5.000%, due 7/1/23	897	990
#254908, 5.000%, due 9/1/23	61	67
#AE0011, 5.500%, due 9/1/23	184	201
#747339, 5.500%, due 10/1/23	422	469
#255165, 4.500%, due 3/1/24	90	99

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#934808, 4.500%, due 3/1/24	$263	$291
#AA4519, 4.500%, due 3/1/24	1,899	2,095
#AA2922, 4.000%, due 4/1/24	1,039	1,141
#AA5028, 4.500%, due 4/1/24	347	382
#190988, 9.000%, due 6/1/24	153	174
#993231, 4.000%, due 7/1/24	1,320	1,449
#AC1520, 4.000%, due 9/1/24	156	170
#AC3674, 4.500%, due 10/1/24	1,718	1,896
#932095, 4.000%, due 11/1/24	8,614	9,454
#AC5124, 4.000%, due 11/1/24	1,175	1,290
#AC6600, 4.500%, due 11/1/24	86	95
#AC6257, 4.000%, due 12/1/24	4,030	4,423
#AC8857, 4.500%, due 12/1/24	72	79
#AC9560, 5.000%, due 1/1/25	3,951	4,338
#932449, 4.000%, due 2/1/25	462	507
#932629, 4.000%, due 3/1/25	510	560
#AD0855, 4.000%, due 3/1/25	382	418
#932723, 4.000%, due 4/1/25	555	609
#AD4073, 4.000%, due 5/1/25	191	209
#935995, 4.000%, due 6/1/25	198	217
#AD4677, 4.000%, due 6/1/25	1,922	2,109
#AD8164, 4.000%, due 8/1/25	4,205	4,615
#AE1176, 4.000%, due 8/1/25	813	892
#AB1459, 4.000%, due 9/1/25	386	423
#AD8190, 4.000%, due 9/1/25	1,777	1,943
#AH2671, 4.000%, due 1/1/26	1,849	2,030
#890329, 4.000%, due 4/1/26	3,255	3,560
#AI4856, 4.500%, due 6/1/26	3,171	3,499
#AL2851, 4.000%, due 8/1/26	3,796	4,166
#AI9811, 4.500%, due 8/1/26	2,779	3,066
#AH9564, 3.500%, due 9/1/26	4,459	4,835
#AB3497, 4.000%, due 9/1/26	1,973	2,158
#AB3608, 3.500%, due 10/1/26	4,402	4,773
#AI7363, 3.500%, due 10/1/26	1,160	1,258
#AJ2322, 3.500%, due 10/1/26	4,059	4,401
#AB3975, 3.500%, due 12/1/26	1,631	1,768
#AJ8149, 3.500%, due 12/1/26	3,180	3,448
#AJ7724, 4.000%, due 12/1/26	2,524	2,770
#AK0498, 3.500%, due 1/1/27	866	939
#AK2768, 3.500%, due 3/1/27	2,773	3,006
#AK7384, 4.000%, due 3/1/27	3,629	3,983
#AB4818, 4.000%, due 4/1/27	2,675	2,936
#AL2223, 3.000%, due 6/1/27	3,074	3,270
#AP0446, 3.500%, due 7/1/27	7,060	7,654
#AP0462, 3.500%, due 7/1/27	1,123	1,217
#AL2590, 4.000%, due 7/1/27	6,619	7,264
#AQ8404, 3.000%, due 12/1/27	3,024	3,217
#AR0287, 3.000%, due 1/1/28	4,732	5,033
#809926, 5.500%, due 2/1/35	227	255
#829306, 6.000%, due 9/1/35	118	131
#886762, 7.000%, due 9/1/36	1,022	1,240

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#928574, 6.000%, due 7/1/37		$239	$267
#889385, 6.000%, due 2/1/38		1,629	1,832
#975649, 6.000%, due 7/1/38		356	391
#935532, 4.500%, due 8/1/39		103	116
#AC6651, 4.500%, due 12/1/39		132	148
#AB1146, 5.000%, due 6/1/40		490	546
#AL0913, 6.000%, due 7/1/41		6,638	7,417

Total FNMA Mortgage Obligations			152,372

Asset-Backed Securities—12.2%
Honda Auto Receivables Owner Trust, 2010-2, Tranche A3, 1.340%, 3/18/14	Aaa	6	6
Nissan Auto Receivables Owner Trust, 2010-A, Tranche A3, 0.870%, 7/15/14	Aaa	139	139
CarMax Auto Owner Trust, 2012-1, Tranche A2, 0.590%, 3/16/15	AAA	469	470
CNH Equipment Trust, 2010-C, Tranche A3, 1.170%, 5/15/15	AAA	129	129
Harley-Davidson Motorcycle Trust, 2011-2, Tranche A2, 0.710%, 5/15/15	Aaa	537	537
FPL Recovery Funding LLC, 2007-A, Tranche A2, 5.044%, 8/1/15	AAA	160	162
Chase Issuance Trust, 2008-A13, Tranche A13, 1.780%, 9/15/15, VRN	AAA	100	101
BMW Vehicle Lease Trust, 2013-1, Tranche A3, 0.540%, 9/21/15	Aaa	1,525	1,524
Honda Auto Receivables Owner Trust, 2012-1, Tranche A3, 0.770%, 1/15/16	AAA	1,000	1,003
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A2, 5.290%, 3/25/16	Aaa	2,350	2,537
CNH Equipment Trust, 2010-C, Tranche A4, 1.750%, 5/16/16	AAA	60	61
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	1,400	1,503
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	1,585	1,671
CNH Equipment Trust, 2011-B, Tranche A3, 0.910%, 8/15/16	AAA	700	703
Discover Card Master Trust, 2011-A1, Tranche A1, 0.553%, 8/15/16, VRN	Aaa	1,400	1,403
Bank of America Credit Card Trust, 2007-A6, Tranche A6, 0.263%, 9/15/16, VRN	AAA	20	20
Enterprise Fleet Financing LLC—144A, 2011-2, Tranche A2, 1.430%, 10/20/16	AAA	953	955
GE Capital Credit Card Master Note Trust, 2011-1, Tranche A, 0.753%, 1/15/17, VRN	Aaa	620	623

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
GE Dealer Floorplan Master Note Trust, 2012-1, Tranche A, 0.773%, 2/20/17, VRN	Aaa	$2,010	$2,021
Bank of America Credit Card Trust, 2007-A15, Tranche A15, 0.553%, 4/17/17, VRN	AAA	100	100
Chase Issuance Trust, 2008-A8, Tranche A8, 1.403%, 5/15/17, VRN	AAA	3,000	3,070
Nissan Master Owner Trust, 2012-A, Tranche A, 0.673%, 5/15/17, VRN	Aaa	2,196	2,205
Citibank Credit Card Issuance Trust, 2008-A6, Tranche A6, 1.403%, 5/22/17, VRN	AAA	200	205
Ally Master Owner Trust, 2010-4, Tranche A, 1.273%, 8/15/17, VRN	Aaa	125	127
GE Dealer Floorplan Master Note Trust, 2012-4, Tranche A, 0.643%, 10/20/17, VRN	Aaa	2,000	2,004
Ford Credit Floorplan Master Owner Trust, 2013-1, Tranche A2, 0.583%, 1/15/18, VRN	AAA	1,900	1,899
Discover Card Master Trust, 2010-A2, Tranche A2, 0.783%, 3/15/18, VRN	AAA	350	354
Citibank Omni Master Trust—144A, 2009-A14A, Tranche A14, 2.953%, 8/15/18, VRN	Aaa	2,000	2,070
Bank of America Credit Card Trust, 2007-A11, Tranche A11, 0.273%, 12/15/19, VRN	AAA	75	75
Capital One Multi-Asset Execution Trust, 2007-A2, Tranche A2, 0.283%, 12/16/19, VRN	AAA	215	214
American Express Credit Account Secured Note Trust, 2012-4, Tranche A, 0.443%, 5/15/20, VRN	AAA	2,200	2,196
MBNA Credit Card Master Note Trust, 2004-A3, Tranche A3, 0.463%, 8/16/21, VRN	AAA	475	472
SLM Student Loan Trust, 2008-5, Tranche A4, 2.001%, 7/25/23, VRN	Aaa	4,000	4,217
SLM Student Loan Trust—144A, 2011-A, Tranche A3, 2.703%, 1/15/43, VRN	AAA	2,000	2,111

Total Asset-Backed Securities			36,887

Corporate Obligations—13.1%
Morgan Stanley, 6.000%, due 5/13/14	A	1,300	1,370
Daimler Finance North America LLC—144A, 0.905%, due 1/9/15, VRN	A-	2,000	2,008
The Goldman Sachs Group, Inc., 0.805%, due 1/12/15, VRN	A	1,000	996
The Goldman Sachs Group, Inc., 5.125%, due 1/15/15	A	1,000	1,068
American International Group, Inc., 3.000%, due 3/20/15	A-	1,150	1,193
JPMorgan Chase & Co., 1.875%, due 3/20/15	A+	1,525	1,554

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
The Goldman Sachs Group, Inc., 3.300%, due 5/3/15	A	$800	$834
Citigroup, Inc., 4.700%, due 5/29/15	A	1,300	1,391
John Deere Capital Corporation, 0.950%, due 6/29/15	A	1,000	1,009
General Electric Capital Corporation, 1.625%, due 7/2/15	AA+	1,650	1,678
American Express Credit Corporation, 2.750%, due 9/15/15	A+	1,000	1,046
Royal Bank of Scotland Group, plc, 2.550%, due 9/18/15	A	3,000	3,083
AbbVie, Inc.—144A, 1.200%, due 11/6/15	A	1,250	1,260
Capital One Financial Corporation, 1.000%, due 11/6/15	A-	3,000	2,989
AT&T, Inc., 0.800%, due 12/1/15	A	2,000	1,996
McKesson Corporation, 0.950%, due 12/4/15	A-	1,000	1,003
General Electric Capital Corporation, 1.000%, due 1/8/16	AA+	1,000	1,000
Petrobras International Finance Co., 3.875%, due 1/27/16	A3	3,000	3,140
Morgan Stanley, 1.538%, due 2/25/16, VRN	A	1,700	1,707
Bank of America Corporation, 1.104%, due 3/22/16, VRN	A	6,000	5,977
Capital One NA, 0.734%, due 3/22/16, VRN	A3	1,500	1,500
Hewlett-Packard Co., 3.300%, due 12/9/16	A-	2,000	2,083

Total Corporate Obligations			39,885

Total Long-Term Investments—99.4% (cost $299,885)			301,685

Repurchase Agreement
Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $4,960, collateralized by FHLB, 3.170%, due 10/4/27	Aaa	4,960	4,960

Total Repurchase Agreement—1.6% (cost $4,960)			4,960

Total Investments—101.0% (cost $304,845)			306,645
Liabilities, plus cash and other assets—(1.0)%			(3,000)

Net assets—100.0%			$303,645

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Government and U.S. Government Agency—8.9%
Federal Home Loan Mortgage Corp. (FHLMC)—0.8%
Federal Home Loan Mortgage Corporation, 1.625%—4.000%, 4/15/13—6/12/13	$10,630	$10,680

Total Federal Home Loan Mortgage Corp. (FHLMC)		10,680

Federal National Mortgage Association (FNMA)—3.3%
Federal National Mortgage Association, 0.500%—4.375%, 4/2/13—9/17/13	43,761	43,877

Total Federal National Mortgage Association (FNMA)		43,877

U.S. Treasury—4.8%
U.S. Treasury Bill, 0.050%—0.120%, 4/4/13—6/6/13	60,000	59,992
U.S. Treasury Note, 3.625%, 5/15/13	5,000	5,021

Total U.S. Treasury		65,013

Corporate Notes—7.1%
Caterpillar Financial Services Corporation, 1.550%—4.900%, 4/5/13—12/20/13	17,359	17,462
CME Group, Inc., 5.400%, 8/1/13	2,127	2,162
General Electric Capital Corporation, 1.875%—4.800%, 5/1/13—1/7/14	27,160	27,461
International Business Machines Corporation, 1.000%—2.100%, 5/6/13—8/5/13	20,262	20,304
John Deere Capital Corporation, 1.875%—4.900%, 4/3/13—9/9/13	11,620	11,726
Oracle Corporation, 4.950%, 4/15/13	300	301
Pfizer, Inc., 4.500%, 2/15/14	7,505	7,781
Praxair, Inc., 3.950%, 6/1/13	775	780
Wal-Mart Stores, Inc., 4.250%—4.550%, 4/15/13—5/1/13	7,506	7,519

Total Corporate Notes		95,496

Commercial Paper—66.9%
Abbott Laboratories, 0.100%—0.140%, 4/2/13—5/21/13	40,000	39,997
American Honda Finance Corporation, 0.110%—0.150%, 4/4/13—6/10/13	46,000	45,995
Bristol-Myers Squibb Co., 0.110%, 4/8/13—4/12/13	35,000	35,000
Caterpillar Financial Services Corporation, 0.100%—0.150%, 4/4/13—6/20/13	21,500	21,497
Chariot Funding LLC, 0.160%, 4/11/13	10,000	9,999

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Commercial Paper—(continued)
Chevron Corporation, 0.080%—0.100%, 4/1/13—4/18/13	$44,000	$43,999
Coca-Cola Co. (The), 0.090%—0.160%, 4/10/13—4/26/13	46,000	45,995
ConocoPhillips Qatar Funding, Ltd., 0.120%, 4/1/13	2,000	2,000
Dover Corporation, 0.110%—0.120%, 4/1/13—4/4/13	43,140	43,140
General Electric Capital Corporation, 0.040%—0.070%, 4/4/13—4/11/13	19,000	19,000
Illinois Tool Works, Inc., 0.110%—0.120%, 4/1/13—4/9/13	35,000	35,000
International Business Machines Corporation, 0.060%, 4/3/13	10,000	10,000
John Deere Capital Corporation, 0.090%—0.100%, 4/9/13—4/24/13	15,000	15,000
John Deere Credit, Ltd., 0.110%—0.130%, 4/9/13—4/12/13	6,940	6,940
Johnson & Johnson, 0.060%, 4/3/13	10,000	10,000
Kimberly-Clark Corporation, 0.080%—0.120%, 4/4/13—4/17/13	40,050	40,049
Merck & Co., Inc., 0.070%—0.110%, 4/5/13—4/15/13	35,000	35,000
Nestle Capital Corporation, 0.040%, 4/2/13—4/5/13	30,000	30,000
PACCAR Financial Corporation, 0.090%—0.170%, 4/4/13—4/25/13	46,000	45,997
PepsiCo, Inc., 0.060%—0.100%, 4/8/13—4/29/13	37,000	36,998
Pfizer, Inc., 0.080%—0.090%, 4/4/13—4/18/13	37,000	36,999
Praxair, Inc., 0.060%—0.080%, 4/1/13—4/9/13	34,000	34,000
Procter & Gamble Co. (The), 0.100%—0.140%, 4/1/13—6/11/13	44,000	43,994
Roche Holdings, Inc., 0.110%—0.120%, 4/8/13—4/24/13	45,000	44,997
Toyota Credit de Puerto Rico Corporation, 0.100%—0.130%, 4/1/13—4/15/13	41,000	41,000
Unilever Capital Corporation, 0.090%—0.140%, 4/2/13—5/30/13	40,000	39,998
United Parcel Service, Inc., 0.030%, 4/3/13—4/5/13	21,000	21,000
Wal-Mart Stores, Inc., 0.080%—0.100%, 4/2/13—4/10/13	39,000	39,000
Walt Disney Co. (The), 0.100%—0.130%, 4/10/13—5/17/13	22,000	21,998

Total Commercial Paper		894,592

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Repurchase Agreements—17.0%
Bank of America, 0.140% dated 3/28/13, due 4/1/13, repurchase price $65,001, collateralized by U.S. Treasury Note, 0.250%, due 2/28/14	$65,000	$65,000
Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $97,762, collateralized by FHLB, 3.170%-3.300%, due 10/4/27-8/27/32, and FNMA, 3.300%, due 8/27/32	97,761	97,761
Goldman Sachs, 0.200% dated 3/28/13, due 4/1/13, repurchase price $65,001, collateralized by GNMA, 3.500%-6.500%, due 5/20/27-2/20/43	65,000	65,000

Total Repurchase Agreements		227,761

Total Investments—99.9% (cost $1,337,419)		1,337,419
Cash and other assets, less liabilities—0.1%		1,006

Net assets—100.0%		$1,338,425

Portfolio Weighted Average Maturity		30 days

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—29.0%
	Austria—0.9%
	AMS AG (Semiconductors & semiconductor equipment)	16,277	$1,837
	Andritz AG (Machinery)	236,098	15,840

			17,677

	Belgium—0.5%
	Colruyt S.A. (Food & staples retailing)	153,422	7,419
*	ThromboGenics N.V. (Biotechnology)	53,247	2,566

			9,985

	Denmark—0.5%
	GN Store Nord A/S (Health care equipment & supplies)	369,812	6,581
	SimCorp A/S (Software)	14,456	3,877

			10,458

	Finland—0.5%
	Kone Oyj (Machinery)	122,649	9,645

	France—6.1%
	Arkema S.A. (Chemicals)	179,858	16,362
	BNP Paribas S.A. (Commercial banks)	736,040	37,778
	Christian Dior S.A. (Textiles, apparel & luxury goods)	73,539	12,198
	Cie de St-Gobain (Building products)	144,777	5,367
	Hermes International (Textiles, apparel & luxury goods)	22,941	7,965
	Publicis Groupe S.A. (Media)	119,117	7,987
	Societe BIC S.A. (Commercial services & supplies)	50,570	5,872
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	106,186	24,732
	Vivendi S.A. (Diversified telecommunication services)	186,690	3,857
	Zodiac Aerospace (Aerospace & defense)	47,286	5,510

			127,628

	Germany—5.8%
	BASF SE (Chemicals)	222,020	19,444
	Bayer AG (Pharmaceuticals)	266,050	27,443
	Bayerische Motoren Werke AG (Automobiles)	292,516	25,239
	Bertrandt AG (Professional services)	24,317	2,837
	Brenntag AG (Trading companies & distributors)	56,064	8,753
	Deutsche Wohnen AG (Real estate management & development)	410,576	7,463
	Fresenius SE & Co. KGaA (Health care providers & services)	96,370	11,895
	Gerry Weber International AG (Textiles, apparel & luxury goods)	101,962	4,450
	MTU Aero Engines Holding AG (Aerospace & defense)	107,678	10,207
	Wincor Nixdorf AG (Computers & peripherals)	86,190	4,281

			122,012

	Ireland—0.1%
	Ryanair Holdings plc—ADR (Airlines)	67,190	2,807

	Italy—0.6%
	Azimut Holding SpA (Capital markets)	353,078	5,712

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—29.0%—(continued)
	Italy—0.6%—(continued)
	Tod’s SpA (Textiles, apparel & luxury goods)	51,968	$7,441

			13,153

	Netherlands—1.6%
	Unilever N.V. (Food products)	830,886	34,034

	Norway—3.7%
	Fred Olsen Energy ASA (Energy equipment & services)	79,538	3,404
	Statoil ASA (Oil, gas & consumable fuels)	1,724,905	41,700
	Telenor ASA (Diversified telecommunication services)	1,077,297	23,554
	TGS Nopec Geophysical Co. ASA (Energy equipment & services)	212,682	8,011

			76,669

	Spain—0.2%
	Viscofan S.A. (Food products)	75,667	3,968

	Sweden—1.4%
	Atlas Copco AB Class “A” (Machinery)	768,066	21,805
	Getinge AB (Health care equipment & supplies)	80,992	2,473
	Hexpol AB (Chemicals)	89,005	5,108

			29,386

	Switzerland—7.1%
	Burckhardt Compression Holding AG (Machinery)	5,223	1,955
*	Credit Suisse Group AG (Capital markets)	524,447	13,762
*	Geberit AG (Building products)	57,955	14,267
	Glencore International plc (Metals & mining)	7,485,507	40,502
	Partners Group Holding AG (Capital markets)	46,350	11,440
	Roche Holding AG (Pharmaceuticals)	167,220	38,929
	SGS S.A. (Professional services)	5,204	12,762
	Syngenta AG (Chemicals)	37,826	15,779

			149,396

	United Kingdom—19.0%
	Abcam plc (Biotechnology)	545,441	3,709
	Aberdeen Asset Management plc (Capital markets)	1,327,196	8,655
	Amlin plc (Insurance)	1,273,426	8,194
	ARM Holdings plc (Semiconductors & semiconductor equipment)	285,974	4,002
	Ashmore Group plc (Capital markets)	1,447,183	7,696
	Babcock International Group plc (Commercial services & supplies)	1,013,408	16,753
	Big Yellow Group plc (Real estate investment trusts (REITs))	517,839	2,793
	Bunzl plc (Trading companies & distributors)	381,112	7,499
	Compass Group plc (Hotels, restaurants & leisure)	1,182,084	15,096
	Derwent London plc (Real estate investment trusts (REITs))	132,279	4,325
	Diageo plc (Beverages)	1,198,964	37,802
	Dunelm Group plc (Specialty retail)	553,921	7,032
	easyJet plc (Airlines)	381,118	6,254
	Elementis plc (Chemicals)	1,176,458	4,660
	Experian plc (Professional services)	595,519	10,315
	Halma plc (Electronic equipment, instruments & components)	732,846	5,768

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—19.0%—(continued)
	Hargreaves Lansdown plc (Capital markets)	255,795	$3,374
	Hiscox, Ltd. (Insurance)	662,256	5,534
	IG Group Holdings plc (Diversified financial services)	686,902	5,573
	IMI plc (Machinery)	355,854	7,002
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	883,739	26,950
	ITV plc (Media)	10,152,053	19,961
	John Wood Group plc (Energy equipment & services)	863,686	11,371
	Jupiter Fund Management plc (Capital markets)	916,912	4,564
	Keller Group plc (Construction & engineering)	112,198	1,389
	Lancashire Holdings, Ltd. (Insurance)	580,483	7,136
	Meggitt plc (Aerospace & defense)	1,023,504	7,636
	Moneysupermarket.com Group plc (Internet software & services)	1,658,536	4,990
*	Ocado Group plc (Internet & catalog retail)	517,729	1,243
	Oxford Instruments plc (Electronic equipment, instruments & components)	56,289	1,416
	Provident Financial plc (Consumer finance)	59,569	1,416
	Prudential plc (Insurance)	2,135,358	34,555
	Reckitt Benckiser Group plc (Household products)	353,845	25,366
	Rightmove plc (Media)	209,211	5,662
*	Rolls-Royce Holdings plc (Aerospace & defense)	1,334,392	22,911
	Rotork plc (Machinery)	152,968	6,750
	RPS Group plc (Commercial services & supplies)	552,726	2,245
	The Berkeley Group Holdings plc (Household durables)	470,683	14,597
	Tullow Oil plc (Oil, gas & consumable fuels)	1,094,479	20,472
	Wolseley plc (Trading companies & distributors)	124,506	6,192

			398,858

	Japan—17.4%
	ABC-Mart, Inc. (Specialty retail)	84,500	3,218
	Ain Pharmaciez, Inc. (Food & staples retailing)	33,100	1,786
	Astellas Pharma, Inc. (Pharmaceuticals)	393,400	21,146
	Chiyoda Corporation (Construction & engineering)	653,000	7,284
	Daikin Industries, Ltd. (Building products)	201,800	7,900
	Denso Corporation (Auto components)	575,600	24,305
	Don Quijote Co., Ltd. (Multiline retail)	72,100	3,190
	F.C.C. Co., Ltd. (Auto components)	69,000	1,666
	FamilyMart Co., Ltd. (Food & staples retailing)	186,600	8,514
	Fuji Heavy Industries, Ltd. (Automobiles)	1,942,000	30,615
	ITOCHU Corporation (Trading companies & distributors)	1,428,600	17,437
	Japan Tobacco, Inc. (Tobacco)	835,500	26,671
	Keyence Corporation (Electronic equipment, instruments & components)	46,600	14,257
	Lawson, Inc. (Food & staples retailing)	155,800	11,949
	M3, Inc. (Health care technology)	1,706	3,322
	Makita Corporation (Machinery)	291,300	12,904
	Miraca Holdings, Inc. (Health care providers & services)	93,500	4,479
	Nexon Co., Ltd. (Software)	209,800	2,035
	Nitto Denko Corporation (Chemicals)	79,900	4,728
	ORIX Corporation (Diversified financial services)	3,068,100	38,981
	Park24 Co., Ltd. (Commercial services & supplies)	181,400	3,546
	Shimamura Co., Ltd. (Specialty retail)	53,500	6,240
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	187,800	12,389
	Ship Healthcare Holdings, Inc. (Health care providers & services)	106,800	3,767

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—17.4%—(continued)
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	1,028,800	$41,967
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	280,000	10,842
	Sundrug Co., Ltd. (Food & staples retailing)	106,900	4,747
	Suruga Bank, Ltd. (Commercial banks)	476,000	7,620
	TS Tech Co., Ltd. (Auto components)	67,400	1,909
	Tsuruha Holdings, Inc. (Food & staples retailing)	37,600	3,663
	United Arrows, Ltd. (Specialty retail)	81,100	2,770
	Yahoo! Japan Corporation (Internet software & services)	40,055	18,403

			364,250

	Emerging Asia—15.6%
	China—6.0%
	China Merchants Bank Co., Ltd. Class “H” (Commercial banks)	9,073,500	19,216
	China Overseas Grand Oceans Group, Ltd. (Real estate management & development)	3,727,000	4,916
	China Overseas Land & Investment, Ltd. (Real estate management & development)	6,498,000	17,914
	Great Wall Motor Co., Ltd. Class “H” (Automobiles)	3,086,000	10,456
*	Haier Electronics Group Co., Ltd. (Household durables)	1,205,000	1,922
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	214,215	2,611
	Industrial and Commercial Bank of China, Ltd. Class “H” (Commercial banks)	45,436,000	31,842
	Kunlun Energy Co., Ltd. (Oil, gas & consumable fuels)	9,466,000	20,121
	Lenovo Group, Ltd. (Computers & peripherals)	14,154,000	14,058
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	123,283	2,118

			125,174

	India—2.5%
	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	780,048	6,644
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	467,643	1,809
	HCL Technologies, Ltd. (IT services)	432,264	6,323
	IndusInd Bank, Ltd. (Commercial banks)	323,511	2,409
	Ipca Laboratories, Ltd. (Pharmaceuticals)	317,967	3,097
	Lupin, Ltd. (Pharmaceuticals)	399,258	4,617
	Oberoi Realty, Ltd. (Real estate management & development)	449,649	2,132
	Tata Consultancy Services, Ltd. (IT services)	645,753	18,722
	Tata Motors, Ltd. (Automobiles)	749,089	3,710
	Yes Bank, Ltd. (Commercial banks)	487,715	3,849

			53,312

	Indonesia—1.4%
	PT Alam Sutera Realty Tbk (Real estate management & development)	47,206,500	5,198
	PT Bank Rakyat Indonesia Persero Tbk (Commercial banks)	12,994,500	11,701
	PT Telekomunikasi Indonesia Tbk (Diversified telecommunication services)	10,168,500	11,510

			28,409

	South Korea—2.3%
*	Cheil Worldwide, Inc. (Media)	38,910	841
	GS Home Shopping, Inc. (Internet & catalog retail)	12,171	2,138
	Hyundai Motor Co. (Automobiles)	98,455	19,778
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	19,543	26,523

			49,280

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—15.6%—(continued)
	Sri Lanka—0.1%
	John Keells Holdings plc (Industrial conglomerates)	1,005,757	$1,960

	Taiwan—2.0%
	Asustek Computer, Inc. (Computers & peripherals)	1,036,000	12,317
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,708,464	29,368

			41,685

	Thailand—1.3%
	Advanced Info Service PCL (Wireless telecommunication services)	1,380,500	11,125
	BEC World PCL (Media)	1,640,400	3,585
	Kasikornbank PCL (Commercial banks)	1,688,200	12,048

			26,758

	Asia—5.6%
	Australia—2.4%
	CSL, Ltd. (Biotechnology)	266,163	16,414
	DuluxGroup, Ltd. (Chemicals)	258,256	1,196
	REA Group, Ltd. (Media)	80,361	2,318
	Telstra Corporation, Ltd. (Diversified telecommunication services)	6,227,029	29,240

			49,168

	Hong Kong—1.9%
	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	3,373,000	539
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified telecommunication services)	12,174,000	6,022
	Sa Sa International Holdings, Ltd. (Specialty retail)	5,494,000	5,315
	SmarTone Telecommunications Holdings, Ltd. (Wireless telecommunication services)	3,512,500	5,792
	Techtronic Industries Co. (Household durables)	2,565,000	6,245
	Value Partners Group, Ltd. (Capital markets)	3,810,000	2,469
	Wharf Holdings, Ltd. (Real estate management & development)	1,483,000	13,220

			39,602

	Singapore—1.3%
	First Resources, Ltd. (Food products)	2,636,000	3,889
	Keppel Corporation, Ltd. (Industrial conglomerates)	2,226,300	20,103
	StarHub, Ltd. (Wireless telecommunication services)	1,094,000	3,837

			27,829

	Emerging Latin America—3.8%
	Brazil—1.0%
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	975,900	9,920
*	Cia de Saneamento Basico do Estado de Sao Paulo (Water utilities)	13,700	653
	Mills Estruturas e Servicos de Engenharia S.A. (Trading companies & distributors)	190,800	3,078
	Tractebel Energia S.A. (Independent power producers & energy traders)	270,500	4,650

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—3.8%—(continued)
	Brazil—1.0%—(continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A. (Commercial services & supplies)	117,700	$2,272

			20,573

	Chile—1.1%
	CFR Pharmaceuticals S.A. (Pharmaceuticals)	12,814,602	3,302
	ENTEL Chile S.A. (Wireless telecommunication services)	327,708	6,944
	Inversiones La Construccion S.A. (Diversified financial services)	110,889	2,153
	Parque Arauco S.A. (Real estate management & development)	2,800,655	7,241
	Sonda S.A. (IT services)	922,766	3,225

			22,865

	Mexico—0.9%
*	Banregio Grupo Financiero S.A.B. de C.V. (Commercial banks)	888,600	4,628
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	3,510,600	14,138

			18,766

	Peru—0.8%
	Credicorp, Ltd. (Commercial banks)†	106,615	17,703

	Emerging Europe, Mid-East, Africa—3.0%
	Kenya—0.2%
	Equity Bank, Ltd. (Commercial banks)	2,895,700	1,109
	Kenya Commercial Bank, Ltd. (Commercial banks)	3,513,800	1,706

			2,815

	Nigeria—0.3%
	Guaranty Trust Bank plc (Commercial banks)	37,969,896	6,226

	Poland—0.1%
*	Alior Bank S.A. (Commercial banks)	128,953	2,752

	South Africa—1.5%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	166,565	3,460
	Bidvest Group, Ltd. (Industrial conglomerates)	384,058	10,123
	FirstRand, Ltd. (Diversified financial services)	3,170,179	11,101
	Life Healthcare Group Holdings, Ltd. (Health care providers & services)	1,642,477	6,180

			30,864

	Turkey—0.6%
	Turkiye Halk Bankasi A.S. (Commercial banks)	1,189,647	12,723

	United Arab Emirates—0.3%
	Dragon Oil plc (Oil, gas & consumable fuels)	83,191	822
	First Gulf Bank PJSC (Commercial banks)	1,567,902	5,912

			6,734

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Canada—2.2%
Canadian National Railway Co. (Road & rail)†	257,936	$25,870
CI Financial Corporation (Capital markets)	333,611	9,228
Metro, Inc. (Food & staples retailing)	169,690	10,632

		45,730

Total Common Stocks—95.6% (cost $1,709,524)		2,000,854

Exchange-Traded Fund
China—0.9%
iShares FTSE A50 China Index	14,221,840	19,090

Total Exchange-Traded Fund—0.9% (cost $18,862)		19,090

Affiliated Fund
China—0.6%
William Blair China – A Share Fund, LLC	1,183,400	12,414

Total Affiliated Fund—0.6% (cost $11,834)		12,414

Repurchase Agreement
Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $29,875, collateralized by U.S. Treasury Note, 0.250%, due 9/15/15	$29,875	29,875

Total Repurchase Agreement—1.4% (cost $29,875)		29,875

Total Investments—98.5% (cost $1,770,095)		2,062,233
Cash and other assets, less liabilities—1.5%		31,306

Net assets—100.0%		$2,093,539

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.03% of the Fund’s net assets at March 31, 2013.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.03% of the net assets at March 31, 2013.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

The Institutional International Growth Fund invested in the following affiliated fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment monthly.

	Shares Activity				Period Ended March 31, 2013
					(in thousands)
Fund Name	Balance 12/31/2012	Purchases	Sales	Balance 3/31/2013	Value
William Blair China-A Share Fund, LLC	1,183,400	—	—	1,183,400	12,414

					$12,414

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

At March 31, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	25.0%
Industrials	16.6%
Consumer Discretionary	14.2%
Consumer Staples	9.0%
Information Technology	8.6%
Health Care	8.5%
Materials	6.7%
Energy	5.2%
Telecommunication Services	5.0%
Exchange-Traded Fund	0.9%
Utilities	0.3%

Total	100.0%

At March 31, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	21.7%
Japanese Yen	17.9%
Euro	16.5%
Hong Kong Dollar	8.9%
Swiss Franc	5.5%
U.S. Dollar	4.5%
Norwegian Krone	3.8%
Indian Rupee	2.6%
South Korean Won	2.4%
Australian Dollar	2.4%
South African Rand	1.5%
Swedish Krona	1.5%
Indonesian Rupiah	1.4%
Singapore Dollar	1.4%
Thai Baht	1.3%
Chilean Peso	1.1%
Brazilian Real	1.0%
All Other Currencies	4.6%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—38.1%
	Belgium—0.7%
	UCB S.A. (Pharmaceuticals)	9,708	$620

	Denmark—2.4%
	Coloplast A/S Class “B” (Health care equipment & supplies)	14,027	754
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	8,149	1,324

			2,078

	France—11.1%
	Arkema S.A. (Chemicals)	9,528	867
	BNP Paribas S.A. (Commercial banks)	14,259	732
	Christian Dior S.A. (Textiles, apparel & luxury goods)	5,517	915
	Dassault Systemes S.A. (Software)	6,660	770
	Essilor International S.A. (Health care equipment & supplies)	10,309	1,146
	L’Oreal S.A. (Personal products)	4,849	769
	Publicis Groupe S.A. (Media)	13,395	898
	Sanofi (Pharmaceuticals)	15,305	1,555
	Technip S.A. (Energy equipment & services)	11,408	1,170
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	4,182	974

			9,796

	Germany—6.4%
	BASF SE (Chemicals)	17,641	1,545
	Bayer AG (Pharmaceuticals)	15,706	1,620
	MTU Aero Engines Holding AG (Aerospace & defense)	6,394	606
	SAP AG (Software)	23,082	1,849

			5,620

	Ireland—4.1%
	Accenture plc Class “A” (IT services)†	19,577	1,487
	Ryanair Holdings plc—ADR (Airlines)	22,342	934
	Shire plc (Pharmaceuticals)	37,737	1,149

			3,570

	Netherlands—2.0%
	Unilever N.V. (Food products)	43,213	1,770

	Norway—1.5%
	Telenor ASA (Diversified telecommunication services)	61,702	1,349

	Spain—0.8%
	Inditex S.A. (Specialty retail)	5,103	676

	Sweden—1.5%
	Atlas Copco AB Class “A” (Machinery)	46,390	1,317

	Switzerland—7.6%
*	Credit Suisse Group AG (Capital markets)	54,480	1,430
*	Geberit AG (Building products)	2,749	677
	Nestle S.A. (Food products)	15,295	1,106
	Roche Holding AG (Pharmaceuticals)	5,984	1,393

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—38.1%—(continued)
	Switzerland—7.6%—(continued)
	Syngenta AG (Chemicals)	4,946	$2,063

			6,669

	United Kingdom—21.5%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	93,817	1,313
	Babcock International Group plc (Commercial services & supplies)	62,667	1,036
	Burberry Group plc (Textiles, apparel & luxury goods)	32,499	656
	Compass Group plc (Hotels, restaurants & leisure)	162,582	2,076
	Diageo plc (Beverages)	58,867	1,856
	Experian plc (Professional services)	57,077	989
	HSBC Holdings plc (Commercial banks)	96,870	1,034
	IMI plc (Machinery)	47,035	926
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	31,168	951
	John Wood Group plc (Energy equipment & services)	90,871	1,196
	Prudential plc (Insurance)	79,284	1,283
*	Rolls-Royce Holdings plc (Aerospace & defense)	105,174	1,806
	Standard Life plc (Insurance)	267,166	1,483
	Tullow Oil plc (Oil, gas & consumable fuels)	34,160	639
	Wolseley plc (Trading companies & distributors)	32,885	1,635

			18,879

	Japan—15.4%
	Chiyoda Corporation (Construction & engineering)	35,000	391
	Daikin Industries, Ltd. (Building products)	32,800	1,284
	Denso Corporation (Auto components)	26,500	1,119
	Fuji Heavy Industries, Ltd. (Automobiles)	55,000	867
	ITOCHU Corporation (Trading companies & distributors)	48,200	588
	Japan Exchange Group, Inc. (Diversified financial services)	5,800	537
	Keyence Corporation (Electronic equipment, instruments & components)	3,400	1,040
	Mitsubishi UFJ Financial Group, Inc. (Commercial banks)	303,200	1,817
	ORIX Corporation (Diversified financial services)	128,600	1,634
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	32,800	1,338
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	24,000	929
	Suruga Bank, Ltd. (Commercial banks)	36,000	576
	Yahoo! Japan Corporation (Internet software & services)	2,955	1,358

			13,478

	Emerging Asia—8.7%
	China—2.2%
	China Mobile, Ltd. (Wireless telecommunication services)	104,000	1,101
	CNOOC, Ltd. (Oil, gas & consumable fuels)	428,000	823

			1,924

	India—0.9%
	Tata Consultancy Services, Ltd. (IT services)	27,328	792

	Papua New Guinea—0.7%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	85,011	658

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—8.7%—(continued)
South Korea—2.1%
Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	1,332	$1,808

Taiwan—1.6%
Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	131,000	572
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	46,827	805

		1,377

Thailand—1.2%
Kasikornbank PCL (Commercial banks)	144,500	1,031

Canada—4.9%
Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	47,420	1,730
Canadian National Railway Co. (Road & rail)†	12,931	1,297
The Toronto-Dominion Bank (Commercial banks)	14,834	1,235

		4,262

Asia—3.9%
Hong Kong—2.6%
AIA Group, Ltd. (Insurance)	514,000	2,251

Singapore—1.3%
Keppel Corporation, Ltd. (Industrial conglomerates)	128,000	1,156

Emerging Latin America—2.2%
Mexico—1.3%
Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	9,940	1,128

Panama—0.9%
Copa Holdings S.A. Class “A” (Airlines)†	7,062	845

Emerging Europe, Mid-East, Africa—1.5%
South Africa—1.5%
FirstRand, Ltd. (Diversified financial services)	385,817	1,351

Total Common Stocks—96.2% (cost $67,408)		84,405

Repurchase Agreement
Fixed Income Clearing Corporation, 0.100% dated 3/28/13, due 4/1/13, repurchase price $3,322, collateralized by U.S. Treasury Note, 0.250%, due 9/15/15	$3,322	3,322

Total Repurchase Agreement—3.8% (cost $3,322)		3,322

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

Total Investments—100.0% (cost $70,730)	87,727
Cash and other assets, less liabilities—0.0%	12

Net assets—100.0%	$87,739

ADR = American Depository Receipt

† = U.S. listed foreign security

* Non-income producing securities

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2013 (all dollar amounts in thousands) (unaudited)

At March 31, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	23.3%
Industrials	18.3%
Information Technology	16.0%
Health Care	11.3%
Consumer Discretionary	9.7%
Consumer Staples	7.9%
Energy	5.3%
Materials	5.3%
Telecommunication Services	2.9%

Total	100.0%

At March 31, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	23.7%
Euro	21.9%
Japanese Yen	16.0%
U.S. Dollar	9.7%
Swiss Franc	7.9%
Hong Kong Dollar	4.9%
Danish Krone	2.5%
South Korean Won	2.1%
South African Rand	1.6%
Norwegian Krone	1.6%
Swedish Krona	1.6%
Canadian Dollar	1.5%
Singapore Dollar	1.4%
Thai Baht	1.2%
All Other Currencies	2.4%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a diversified mutual fund registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company. For each fund, the number of shares authorized is unlimited. The Trust currently consists of the following publicly offered twenty-five portfolios (the “Funds”), each with its own investment objectives and policies.

Equity Funds	International Equity Funds
Growth	International Growth
Large Cap Growth	International Equity
Mid Cap Growth	International Leaders
Small-Mid Cap Growth	International Small Cap Growth
Small Cap Growth	Emerging Markets Growth
Large Cap Value	Emerging Markets Leaders
Mid Cap Value	Emerging Market Small Cap
Small Mid Cap Value	Institutional International Growth
Small Cap Value	Institutional International Equity

Global Equity Fund	Fixed-Income Funds
Global Leaders	Bond
Income
Low Duration
Multi- Asset and Alternative Funds	Money Market Fund
Macro Allocation	Ready Reserves
Commodity Strategy Long/short

The Macro Allocation Fund and the Commodity Strategy Long/short Fund have a fiscal Year-End of October 31, and issue a separate report.

The investment objectives of the Funds are as follows:

Equity	Long-term capital appreciation.
Global	Long-term capital appreciation.
International	Long-term capital appreciation.
Fixed-Income	High level of current income with relative stability of principal (Income), maximize total return (Bond, Low Duration)
Money Market	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Fund’s value for a security may be different from the last sale price (or the latest bid price).

Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable, (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Fund’s Valuation Procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Securities held in the Ready Reserves Fund are valued at amortized cost, which approximates market value.

As of March 31, 2013, there were securities held in the International Growth, Bond, Income and Institutional International Growth Funds requiring fair valuation pursuant to the Fund’s Valuation Procedures.

The Global Leaders, International Growth, International Leaders, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Market Leaders, Emerging Market Small Cap Growth, Institutional International Growth, and Institutional International Equity Funds may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open forward foreign currency contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Portfolio’s Net Asset Value, typically 4:00 p.m. Eastern time on days when there is regular trading on the New York Stock Exchange. Payables and receivables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.

(c) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. The Advisor will review and monitor the creditworthiness of broker dealers and banks with which a Fund enters into repurchase agreements. A Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) Forward Foreign Currency Contracts

The Global Leaders, International Growth, International Equity, International Leaders, International Small Cap Growth, Emerging Markets Growth, Emerging Markets Small Cap Growth, Emerging Markets Leaders, Institutional International Growth and Institutional International Equity Portfolios from time to time may enter into forward foreign currency contracts with the Fund’s custodian and other counterparties in an attempt to hedge against a decline in the value of foreign currency against the U.S. dollar. The Portfolios bear the market risk that arises from changes in foreign currency rates and bear the credit risk if the counterparty fails to perform under the contract.

The following table presents open forward foreign currency contracts as of March 31, 2013 (values in thousands):

International Growth Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Morgan Stanley	Euro Currency	6/3/2013	21,138	27,107	(108)
State Street Bank	Pound Sterling	6/4/2013	55,934	84,961	(463)

Institutional International Growth Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Morgan Stanley	Euro Currency	6/3/2013	11,186	14,345	(57)
State Street Bank	Pound Sterling	6/4/2013	29,604	44,967	(245)

(e) Income Taxes

The cost of investments for federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation (depreciation) at March 31, 2013 were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Growth	$614,080	$182,975	$3,187	$179,788
Large Cap Growth	24,241	7,718	9	7,709
Mid Cap Growth	419,998	59,649	3,534	56,115
Small-Mid Cap Growth	370,534	92,492	5,366	87,126
Small Cap Growth	383,394	108,796	31,599	77,197
Large Cap Value	2,799	379	17	362
Mid Cap Value	3,747	876	30	846
Small-Mid Cap Value	2,280	546	21	525
Small Cap Value	235,010	57,598	2,509	55,089
Global Leaders	85,293	10,457	1,498	8,959
International Growth	3,344,930	591,779	49,615	542,164
International Equity	58,413	13,442	459	12,983
International Leaders	58,713	1,973	757	1,216
International Small Cap Growth	652,166	125,795	12,634	113,161
Emerging Markets Growth	933,385	135,250	14,976	120,274
Emerging Markets Leaders	60,209	8,135	748	7,387
Emerging Markets Small Cap Growth	62,019	6,705	565	6,140
Bond	278,537	17,882	651	17,231
Income	135,658	6,020	506	5,514
Low Duration	304,845	2,411	611	1,800
Ready Reserves	1,337,419	—	—	—
Institutional International Growth	1,775,982	312,171	25,920	286,251
Institutional International Equity	71,251	16,975	499	16,476

(f) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•

Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time the net asset value of the Fund is calculated.

•

Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Any transfers between Level 1 and Level 2 are disclosed, effective as of the beginning of the period, in the table below with the reason for the transfer disclosed in the note to the tables, if applicable.

As of March 31, 2013, the hierarchical input levels of securities in each Fund, segregated by security class, are as follows (in thousands):

Investments in securities	Growth	Large Cap Growth	Mid Cap Growth	Small-Mid Cap Growth	Small Cap Growth
Level 1 - Quoted prices
Common Stocks	785,414	31,186	430,454	445,206	427,992
Exchange Traded Funds	—	—	—	—	10,774
Level 2 - Other significant observable inputs
Short-Term Investments	8,453	764	45,660	12,453	21,825
Level 3- Significant unobservable inputs
None	—	—	—	—	—

Total investments in securities	$793,867	$31,950	$476,114	$457,659	$460,591

Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2	—	—	—	—
Transfers from Level 2 to Level 1 (a)	—	—	—	—

Investments in securities	Large Cap Value	Mid Cap Value	Small-Mid Cap Value	Small Cap Value
Level 1 - Quoted prices
Common Stocks	2,952	4,487	2,748	284,939
Level 2 - Other significant observable inputs
Short-Term Investments	209	107	57	5,161
Level 3 - Significant unobservable inputs
None	—	—	—	—

Total investments in securities	$3,161	$4,594	$2,805	$290,100

Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2	—	—	—	—
Transfers from Level 2 to Level 1 (a)	—	—	—	—

Investments in securities	Global Leaders	International Growth	International Equity	International Leaders	International Small Cap Growth	Emerging Markets Growth	Emerging Markets Leaders	Emerging Small Cap Growth
Level 1 - Quoted prices
Common Stocks	92,218	3,781,577	68,774	58,027	742,264	970,342	65,052	65,012
Preferred Stocks	—	—	—	—	—	28,932	2,196	795
Affiliated Fund	—	23,101	—	—	—	24,781	—	—
Exchange Traded Funds	—	36,373	—	—	—	—	—	—
Level 2 - Other significant observable inputs
Short-Term Investments	2,035	44,990	2,622	1,902	23,063	29,605	348	2,352
Level 3 - Significant unobservable inputs
Common stock	—	1,054	—	—	—	—	—	—

Total investments in securities	$94,253	$3,887,095	$71,396	$59,929	$765,327	$1,053,660	$67,596	$68,159

Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2	—	—	—	—	—	—	—	—
Transfers from Level 2 to Level 1 (a)	26,557	2,517,352	54,551	7,601	527,233	603,521	41,580	14,643
Other financial instruments
Level 2 - Other significant observable inputs

Forward foreign currency contracts	—	(571)	—	—	—	—	—	—

Investments in securities	Bond	Income	Low Duration Fund	Ready Reserves
Level 1 - Quoted Prices
None	—	—	—	—
Level 2 - Other significant observable inputs
US Government and Agency Bonds	129,954	78,264	224,913	119,570
Corporate Bonds	154,355	54,911	39,885	95,496
Asset Backed Bonds	7,696	4,785	36,887	—
Commercial Paper	—	—	—	894,592
Short-Term Investments	3,596	2,296	4,960	227,761
Level 3 - Significant unobservable inputs
Asset Backed Bonds	167	916	—	—

Total investments in securities	$295,768	$141,172	$306,645	$1,337,419

Investments in securities	Institutional International Growth	Institutional International Equity
Level 1 - Quoted prices
Common Stock	2,000,315	84,405
Preferred Stock	—	—
Affiliated Fund	12,414	—
Exchange Traded Funds	19,090	—
Level 2 - Other significant observable inputs
Short-Term Investments	29,875	3,322
Level 3 - Significant unobservable inputs
Common Stock	539	—

Total investments in securities	$2,062,233	$87,727

Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2	—	—
Transfers from Level 2 to Level 1 (a)	1,355,554	85,147
Other financial instruments
Level 2 - Other significant observable inputs

Forward foreign currency contracts	(302)	—

*	All the investments held by Ready Reserves Fund are short-term investments.

(a)	Fair valuation estimates were obtained from the Portfolios’ pricing vendor and applied to certain foreign securities March 31, 2013 but not on December 31, 2012 resulting in a transfer from Level 2 to Level 1.

Level 1 Common Stocks are exchange traded securities with a quoted price. Typically, Level 2 Common Stocks are non-U.S. exchange traded securities with a quoted price that are fair valued by an independent pricing service approved by the Board of Trustees.

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: May 23, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: May 23, 2013

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: May 23, 2013